iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  4 .0%
ANZ Group Holdings Ltd. ................... 902,987 $ 23,984,698
APA Group ............................. 415,291 3,102,312
Aristocrat Leisure Ltd. ...................... 167,653 5,768,181
ASX Ltd. .............................. 59,892 2,621,651
BHP Group Ltd. .......................... 1,541,315 61,004,235
Brambles Ltd. ........................... 423,453 6,899,096
CAR Group Ltd. .......................... 122,363 2,257,208
Cochlear Ltd. ........................... 20,092 1,367,085
Coles Group Ltd. ......................... 403,494 6,430,886
Commonwealth Bank of Australia .............. 507,412 63,911,901
Computershare Ltd. ....................... 162,513 3,570,279
CSL Ltd. ............................... 145,439 13,127,405
Evolution Mining Ltd. ...................... 642,600 5,681,319
Fortescue Ltd. ........................... 517,082 7,452,739
Goodman Group ......................... 613,722 13,296,742
Insurance Australia Group Ltd. ................ 732,902 3,985,594
Lottery Corp. Ltd. (The) ..................... 645,448 2,583,798
Lynas Rare Earths Ltd.
(a)
.................... 283,615 4,023,411
Macquarie Group Ltd. ...................... 109,878 18,876,183
Medibank Pvt Ltd. ........................ 851,154 2,894,205
National Australia Bank Ltd. .................. 926,352 26,797,256
Northern Star Resources Ltd. ................. 413,520 6,338,530
Origin Energy Ltd. ........................ 530,874 4,642,020
Pro Medicus Ltd. ......................... 17,596 1,727,005
Qantas Airways Ltd. ....................... 246,862 1,509,411
QBE Insurance Group Ltd. .................. 459,652 7,445,381
REA Group Ltd. .......................... 16,233 2,009,724
Rio Tinto Ltd. ........................... 114,565 14,033,016
Santos Ltd. ............................. 991,889 5,714,662
Scentre Group ........................... 1,598,731 4,296,095
SGH Ltd. .............................. 61,328 1,736,980
Sigma Healthcare Ltd. ..................... 1,594,798 3,224,192
Sonic Healthcare Ltd. ...................... 137,550 1,968,151
South32 Ltd. ............................ 1,405,117 4,164,131
Stockland .............................. 731,734 2,145,955
Suncorp Group Ltd. ....................... 329,591 4,101,555
Telstra Group Ltd. ........................ 1,186,523 4,556,868
Transurban Group ........................ 954,125 9,669,827
Vicinity Ltd. ............................. 1,289,506 2,344,933
Washington H Soul Pattinson & Co. Ltd. ......... 104,261 3,179,329
Wesfarmers Ltd. ......................... 343,164 18,229,677
Westpac Banking Corp. .................... 1,031,430 28,855,970
WiseTech Global Ltd. ...................... 62,834 1,978,990
Woodside Energy Group Ltd. ................. 577,005 13,794,828
Woolworths Group Ltd. ..................... 365,399 9,073,037
Xero Ltd.
(a)
............................. 49,673 2,917,207
439,293,658
a
Austria  —  0 .2%
BAWAG Group AG
(b)
....................... 23,273 3,985,519
Erste Group Bank AG ...................... 92,871 10,261,874
OMV AG .............................. 44,177 3,118,458
Raiffeisen Bank International AG .............. 40,238 2,194,807
Verbund AG ............................ 20,979 1,582,933
21,143,591
a
Belgium  —  0 .7%
Ageas SA/N.V. .......................... 42,380 3,321,093
Anheuser-Busch InBev SA/N.V. ............... 296,219 22,382,774
Argenx SE
(a)
............................ 18,959 14,868,173
D'ieteren Group .......................... 6,615 1,366,932
Elia Group SA/N.V.
(a)
...................... 15,184 2,518,126
Financiere de Tubize SA .................... 6,044 1,391,823
Security Shares Value
a
Belgium (continued)
Groupe Bruxelles Lambert N.V. ............... 25,879 $ 2,417,515
KBC Group N.V. ......................... 68,883 9,168,184
Lotus Bakeries N.V. ....................... 136 1,637,223
Sofina SA .............................. 5,097 1,305,076
Syensqo SA ............................ 22,588 1,498,470
UCB SA ............................... 38,489 10,480,219
72,355,608
a
Brazil  —  1 .1%
Ambev SA ............................. 1,366,887 4,005,317
Axia Energia SA ......................... 326,930 4,096,693
B3 SA - Brasil Bolsa Balcao .................. 1,592,939 5,800,051
Banco Bradesco SA ....................... 461,250 1,557,434
Banco BTG Pactual SA ..................... 366,571 4,392,811
Banco do Brasil SA ....................... 532,046 2,386,353
BB Seguridade Participacoes SA .............. 212,094 1,451,138
Caixa Seguridade Participacoes SA ............ 111,203 406,249
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 727,255 4,868,634
Cia Paranaense de Energia - Copel ............ 511,610 1,642,756
CPFL Energia SA ......................... 52,871 522,432
Embraer SA ............................ 211,088 3,284,103
Energisa SA ............................ 102,532 1,093,691
Eneva SA
(a)
............................. 305,775 1,672,197
Engie Brasil Energia SA .................... 73,845 526,570
Equatorial SA ........................... 334,389 2,857,818
JBS N.V. , Class A
(a)
....................... 122,000 1,959,320
Klabin SA .............................. 259,429 915,792
Localiza Rent a Car SA ..................... 294,113 2,726,832
MBRF Global Foods Co. SA ................. 196,480 691,596
Motiva Infraestrutura de Mobilidade SA .......... 314,229 1,015,320
NU Holdings Ltd. , Class A
(a)
.................. 1,030,157 14,916,673
Petroleo Brasileiro SA - Petrobras .............. 1,133,519 12,528,272
Porto Seguro SA ......................... 53,840 541,357
PRIO SA
(a)
............................. 247,662 3,321,466
Raia Drogasil SA ......................... 401,837 1,780,424
Rede D'Or Sao Luiz SA
(b)
................... 252,806 1,958,917
Rumo SA .............................. 400,167 1,271,180
StoneCo Ltd. , Class A ...................... 77,140 846,997
Suzano SA ............................. 214,091 1,895,422
Telefonica Brasil SA ....................... 252,669 2,002,758
TIM SA ............................... 308,860 1,606,112
TOTVS SA ............................. 177,124 1,139,620
Ultrapar Participacoes SA ................... 234,778 1,419,535
Vale SA ............................... 1,088,457 17,844,206
Vibra Energia SA ......................... 328,195 2,207,055
WEG SA .............................. 504,011 4,566,003
XP, Inc. , Class A ......................... 121,621 2,330,258
120,049,362
a
Canada  —  8 .3%
Agnico Eagle Mines Ltd. .................... 153,362 28,838,853
Alamos Gold, Inc. , Class A .................. 127,556 5,089,657
Alimentation Couche-Tard, Inc. ................ 216,555 12,811,396
AltaGas Ltd. ............................ 96,054 3,600,036
ARC Resources Ltd. ....................... 178,037 4,223,029
AtkinsRealis Group, Inc. .................... 52,407 3,616,232
Bank of Montreal ......................... 213,431 32,499,774
Bank of Nova Scotia (The) ................... 378,884 29,477,278
Barrick Mining Corp. ....................... 515,513 20,254,668
BCE, Inc. .............................. 11,754 279,324
Bombardier, Inc. , Class B
(a)
.................. 28,090 5,968,931
Brookfield Asset Management Ltd. , Class A ....... 116,815 5,612,211
Brookfield Corp. .......................... 632,330 28,559,241

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
Brookfield Renewable Corp. ................. 47,994 $ 1,741,896
CAE, Inc.
(a)
............................. 96,387 2,519,040
Cameco Corp. ........................... 134,239 16,501,806
Canadian Imperial Bank of Commerce .......... 280,854 31,338,787
Canadian National Railway Co. ............... 159,712 17,938,867
Canadian Natural Resources Ltd. .............. 635,974 30,357,827
Canadian Pacific Kansas City Ltd. ............. 275,509 23,961,890
Canadian Tire Corp. Ltd. , Class A , NVS .......... 15,724 2,186,786
Canadian Utilities Ltd. , Class A , NVS ............ 56,576 2,019,634
CCL Industries, Inc. , Class B , NVS ............. 41,490 2,620,100
Celestica, Inc.
(a)
.......................... 35,369 14,520,988
Cenovus Energy, Inc. ...................... 438,177 12,819,343
CGI, Inc. .............................. 56,265 3,682,792
Constellation Software, Inc. .................. 6,144 11,189,738
Descartes Systems Group, Inc. (The)
(a)
.......... 28,047 2,023,695
Dollarama, Inc. .......................... 83,183 10,630,963
Element Fleet Management Corp. ............. 128,792 3,074,852
Emera, Inc. ............................. 91,678 4,891,158
Empire Co. Ltd. , Class A , NVS ................ 41,819 1,431,578
Enbridge, Inc. ........................... 660,126 36,613,460
Fairfax Financial Holdings Ltd. ................ 5,987 10,360,703
First Quantum Minerals Ltd.
(a)
................ 215,435 5,275,053
FirstService Corp. ........................ 13,275 1,778,763
Fortis, Inc. ............................. 147,851 8,455,159
Franco-Nevada Corp. ...................... 59,297 13,680,196
George Weston Ltd. ....................... 51,887 3,744,604
GFL Environmental, Inc. .................... 77,569 3,112,239
Gildan Activewear, Inc. ..................... 50,019 3,104,209
Great-West Lifeco, Inc. ..................... 86,139 4,602,620
Hydro One Ltd.
(b)
......................... 94,230 4,048,487
iA Financial Corp., Inc. ..................... 29,339 3,775,937
IGM Financial, Inc. ........................ 26,542 1,479,755
Imperial Oil Ltd. .......................... 51,652 6,919,128
Intact Financial Corp. ...................... 54,380 10,478,464
Ivanhoe Mines Ltd. , Class A
(a) (c)
............... 260,362 2,108,427
Keyera Corp. ........................... 73,150 2,826,158
Kinross Gold Corp. ........................ 368,503 11,163,469
Loblaw Companies Ltd. .................... 178,516 8,229,596
Lundin Gold, Inc. ......................... 35,160 2,362,982
Lundin Mining Corp. ....................... 213,148 5,470,121
Magna International, Inc. .................... 76,136 4,845,553
Manulife Financial Corp. .................... 512,401 20,147,486
Metro, Inc. , Class A ....................... 62,679 4,201,826
National Bank of Canada ................... 119,976 18,110,118
Nutrien Ltd. ............................. 147,654 11,223,378
Open Text Corp. ......................... 81,210 1,840,804
Pan American Silver Corp. ................... 132,807 6,949,550
Pembina Pipeline Corp. .................... 178,418 8,305,201
Power Corp. of Canada .................... 159,522 8,899,457
RB Global, Inc. .......................... 56,203 5,872,073
Restaurant Brands International, Inc. ............ 94,748 7,645,547
Rogers Communications, Inc. , Class B , NVS ...... 113,725 4,140,097
Royal Bank of Canada ..................... 425,979 76,615,695
Saputo, Inc. ............................ 74,213 2,247,124
Shopify, Inc. , Class A
(a)
..................... 370,624 44,987,290
Stantec, Inc. ............................ 36,874 3,367,754
Sun Life Financial, Inc. ..................... 155,206 11,182,693
Suncor Energy, Inc. ....................... 368,921 25,280,058
TC Energy Corp. ......................... 317,914 21,316,750
Teck Resources Ltd. , Class B ................ 136,350 7,960,066
TELUS Corp. ........................... 152,969 1,915,561
TFI International, Inc. ...................... 25,495 3,647,961
Thomson Reuters Corp.
(a)
................... 49,509 4,736,040
TMX Group Ltd. .......................... 88,534 3,610,839
Security Shares Value
a
Canada (continued)
Toromont Industries Ltd. .................... 25,625 $ 3,984,623
Toronto-Dominion Bank (The) ................ 513,312 55,297,195
Tourmaline Oil Corp.
(c)
..................... 113,926 5,518,703
Wheaton Precious Metals Corp. ............... 138,698 17,519,640
Whitecap Resources, Inc. ................... 385,634 4,550,899
WSP Global, Inc. ......................... 41,402 6,888,395
928,680,276
a
Chile  —  0 .1%
Banco de Chile .......................... 13,831,136 2,592,810
Banco de Credito e Inversiones SA ............. 29,052 1,963,039
Banco Santander Chile ..................... 20,198,367 1,615,088
Cencosud SA ........................... 448,842 1,134,812
Empresas CMPC SA ...................... 375,950 466,318
Empresas Copec SA ...................... 130,723 915,690
Enel Chile SA ........................... 11,277,530 1,012,685
Falabella SA ............................ 255,059 1,544,850
Latam Airlines Group SA .................... 79,456,493 1,889,698
Plaza SA .............................. 235,999 1,172,350
14,307,340
a
China  —  7 .4%
3SBio, Inc.
(a) (b)
........................... 558,000 1,669,054
AAC Technologies Holdings, Inc. .............. 188,500 873,016
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 15,413 856,538
AECC Aviation Power Co. Ltd. , Class A .......... 43,700 296,701
Agricultural Bank of China Ltd. , Class A .......... 1,816,200 1,837,294
Agricultural Bank of China Ltd. , Class H .......... 8,472,000 6,608,993
Aier Eye Hospital Group Co. Ltd. , Class A ........ 237,742 375,756
Akeso, Inc.
(a) (b) (c)
.......................... 194,000 3,403,141
Alibaba Group Holding Ltd. .................. 5,310,264 87,518,509
Alibaba Health Information Technology Ltd.
(a) (c)
..... 1,700,000 960,762
Aluminum Corp. of China Ltd. , Class A .......... 541,300 934,619
Aluminum Corp. of China Ltd. , Class H .......... 922,000 1,350,322
Anhui Conch Cement Co. Ltd. , Class A .......... 162,198 501,701
Anhui Conch Cement Co. Ltd. , Class H .......... 287,500 720,314
Anhui Gujing Distillery Co. Ltd. , Class A .......... 20,100 315,509
ANTA Sports Products Ltd. .................. 364,800 3,821,653
APT Medical, Inc. , Class A ................... 9,399 327,281
AviChina Industry & Technology Co. Ltd. , Class H ... 565,000 248,901
Baidu, Inc. , Class A
(a)
...................... 710,138 11,213,791
Bank of Beijing Co. Ltd. , Class A .............. 482,498 374,344
Bank of China Ltd. , Class A .................. 1,014,500 853,594
Bank of China Ltd. , Class H .................. 22,740,000 14,766,439
Bank of Communications Co. Ltd. , Class A ........ 1,497,500 1,489,840
Bank of Communications Co. Ltd. , Class H ....... 2,457,800 2,248,113
Bank of Jiangsu Co. Ltd. , Class A .............. 513,700 848,724
Bank of Nanjing Co. Ltd. , Class A .............. 414,074 712,222
Bank of Ningbo Co. Ltd. , Class A .............. 213,177 1,036,044
Bank of Shanghai Co. Ltd. , Class A ............. 501,099 688,060
Baoshan Iron & Steel Co. Ltd. , Class A .......... 753,396 697,295
Beijing Enterprises Holdings Ltd. .............. 123,000 486,818
Beijing Kingsoft Office Software, Inc. , Class A ...... 12,400 459,338
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 1,368,300 982,453
BeOne Medicines Ltd. , Class H
(a)
.............. 256,276 5,817,252
Bilibili, Inc. , Class Z
(a)
...................... 80,494 1,768,789
BOC Aviation Ltd.
(b)
....................... 75,800 778,340
BOE Technology Group Co. Ltd. , Class A ......... 1,738,900 1,042,221
Bosideng International Holdings Ltd.
(c)
........... 1,026,000 561,466
BYD Co. Ltd. , Class A ...................... 105,000 1,593,441
BYD Co. Ltd. , Class H ..................... 1,156,600 15,385,283
BYD Electronic International Co. Ltd.
(c)
.......... 186,000 635,627
C&D International Investment Group Ltd.
(c)
........ 228,000 433,696
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 8,080 2,032,957

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
CGN Power Co. Ltd. , Class H
(b)
............... 3,580,000 $ 1,595,103
Changchun High-Tech Industry Group Co. Ltd. , Class A 22,200 277,123
China CITIC Bank Corp. Ltd. , Class H ........... 2,541,000 2,664,746
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 4,126,000 392,219
China Coal Energy Co. Ltd. , Class H ............ 510,000 954,127
China Construction Bank Corp. , Class A ......... 397,500 578,556
China Construction Bank Corp. , Class H ......... 30,545,050 34,479,227
China CSSC Holdings Ltd. , Class A ............ 262,600 1,605,296
China Energy Engineering Corp. Ltd. , Class A ..... 802,900 333,415
China Everbright Bank Co. Ltd. , Class A ......... 1,679,400 767,576
China Feihe Ltd.
(b) (c)
....................... 690,000 307,869
China Galaxy Securities Co. Ltd. , Class A ........ 374,600 704,208
China Galaxy Securities Co. Ltd. , Class H ........ 971,500 1,035,902
China Gas Holdings Ltd.
(c)
................... 973,000 902,556
China Gold International Resources Corp. Ltd. ..... 76,400 1,641,098
China Hongqiao Group Ltd. .................. 867,500 3,672,167
China International Capital Corp. Ltd. , Class H
(b)
.... 532,400 1,389,932
China Life Insurance Co. Ltd. , Class A ........... 82,900 446,473
China Life Insurance Co. Ltd. , Class H .......... 2,149,000 7,927,771
China Literature Ltd.
(a) (b) (c)
................... 93,600 296,039
China Longyuan Power Group Corp. Ltd. , Class H .. 922,000 783,980
China Mengniu Dairy Co. Ltd. ................ 890,000 1,982,040
China Merchants Bank Co. Ltd. , Class A ......... 494,600 2,774,041
China Merchants Bank Co. Ltd. , Class H ......... 1,153,593 6,982,162
China Merchants Port Holdings Co. Ltd. ......... 362,000 720,010
China Merchants Securities Co. Ltd. , Class A ...... 515,060 1,188,668
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 123,777 157,637
China Minsheng Banking Corp. Ltd. , Class A ...... 1,214,595 657,859
China Minsheng Banking Corp. Ltd. , Class H ...... 1,469,740 670,720
China National Building Material Co. Ltd. , Class H ... 910,000 593,000
China National Nuclear Power Co. Ltd. , Class A .... 713,300 939,929
China Nonferrous Mining Corp. Ltd. ............ 486,000 845,010
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 98,700 769,719
China Oilfield Services Ltd. , Class H ............ 476,000 574,737
China Overseas Land & Investment Ltd. ......... 1,152,000 1,978,762
China Pacific Insurance Group Co. Ltd. , Class A .... 208,697 1,142,462
China Pacific Insurance Group Co. Ltd. , Class H .... 797,600 3,481,816
China Petroleum & Chemical Corp. , Class A ....... 1,033,098 816,174
China Petroleum & Chemical Corp. , Class H ...... 6,881,000 4,065,225
China Power International Development Ltd. ...... 1,608,000 672,111
China Railway Group Ltd. , Class A ............. 1,114,096 830,151
China Railway Group Ltd. , Class H ............. 1,022,000 495,446
China Resources Beer Holdings Co. Ltd. ......... 445,000 1,533,338
China Resources Gas Group Ltd. .............. 328,100 788,179
China Resources Land Ltd. .................. 928,000 3,899,021
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 165,000 996,531
China Resources Power Holdings Co. Ltd.
(c)
....... 506,000 1,247,774
China Ruyi Holdings Ltd.
(a)
................... 3,612,000 675,602
China Shenhua Energy Co. Ltd. , Class A ......... 206,200 1,448,043
China Shenhua Energy Co. Ltd. , Class H ......... 947,500 5,885,747
China State Construction Engineering Corp. Ltd. , Class
A .................................. 1,067,498 768,335
China State Construction International Holdings Ltd. . 356,000 412,246
China Taiping Insurance Holdings Co. Ltd. ........ 384,200 1,098,388
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 1,480,400 887,532
China Tourism Group Duty Free Corp. Ltd. , Class A .. 49,098 473,630
China Tower Corp. Ltd. , Class H
(b)
.............. 1,276,500 1,808,946
China United Network Communications Ltd. , Class A . 865,000 573,796
China Vanke Co. Ltd. , Class A
(a)
............... 203,800 116,933
China Yangtze Power Co. Ltd. , Class A .......... 588,232 2,352,497
Security Shares Value
a
China (continued)
Chongqing Changan Automobile Co. Ltd. , Class A ... 218,300 $ 305,036
Chongqing Rural Commercial Bank Co. Ltd. , Class H 878,000 779,074
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 127,500 283,793
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 688,200 943,409
CITIC Ltd. .............................. 1,273,000 2,115,541
CITIC Securities Co. Ltd. , Class A .............. 460,200 1,840,680
CITIC Securities Co. Ltd. , Class H ............. 456,325 1,620,151
CMOC Group Ltd. , Class A .................. 601,700 1,660,147
CMOC Group Ltd. , Class H .................. 909,000 2,078,421
Contemporary Amperex Technology Co. Ltd. , Class A 90,060 5,783,100
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
25,400 2,007,513
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 403,030 834,993
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 757,749 1,393,117
CRRC Corp. Ltd. , Class A ................... 1,037,800 906,959
CRRC Corp. Ltd. , Class H ................... 1,177,000 783,479
CSC Financial Co. Ltd. , Class A ............... 311,000 1,051,708
CSPC Pharmaceutical Group Ltd. .............. 2,292,960 2,498,355
Daqin Railway Co. Ltd. , Class A ............... 627,200 483,856
East Money Information Co. Ltd. , Class A ......... 356,142 1,066,310
Eastroc Beverage Group Co. Ltd. , Class A ........ 17,600 525,651
ENN Energy Holdings Ltd. ................... 235,700 1,847,726
Eoptolink Technology, Inc. Ltd. , Class A .......... 19,400 1,502,318
Eve Energy Co. Ltd. , Class A ................. 46,500 497,569
Far East Horizon Ltd. ...................... 530,000 508,023
Focus Media Information Technology Co. Ltd. , Class A 621,850 573,740
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 188,676 1,068,776
Foxconn Industrial Internet Co. Ltd. , Class A ....... 252,000 2,340,559
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 172,000 1,306,607
Ganfeng Lithium Group Co. Ltd. , Class A ......... 78,900 1,032,244
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 114,000 1,226,196
GCL Technology Holdings Ltd.
(a)
............... 7,811,000 903,666
GDS Holdings Ltd. , Class A
(a)
................. 355,800 1,877,756
Geely Automobile Holdings Ltd. ............... 1,870,000 5,467,348
Genscript Biotech Corp.
(a)
................... 324,000 576,842
GF Securities Co. Ltd. , Class A ............... 372,287 1,161,084
GF Securities Co. Ltd. , Class H ............... 315,800 715,957
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 109,400 424,892
GigaDevice Semiconductor, Inc. , Class A ......... 21,000 976,387
GoerTek, Inc. , Class A ..................... 99,200 359,707
Great Wall Motor Co. Ltd. , Class H ............. 782,500 1,158,889
Guangdong Investment Ltd. .................. 822,000 858,469
Guotai Haitong Securities Co. Ltd. ............. 502,257 1,189,218
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 557,184 956,062
H World Group Ltd. , Class A , ADR ............. 66,627 3,440,618
Haidilao International Holding Ltd.
(b) (c)
........... 401,000 739,590
Haier Smart Home Co. Ltd. , Class A ............ 228,700 722,842
Haier Smart Home Co. Ltd. , Class H ............ 737,000 2,081,623
Haitian International Holdings Ltd. ............. 123,000 333,717
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 29,500 239,913
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 462,000 2,212,827
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 213,500 867,744
Hengan International Group Co. Ltd. ............ 153,500 526,253
Hengli Petrochemical Co. Ltd. , Class A .......... 256,700 834,358
Hesai Group , Class B
(a)
..................... 37,060 834,548
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 18,120 627,267
Horizon Robotics , Class B
(a)
.................. 1,492,200 1,404,028
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 229,000 3,373,322
Huaneng Power International, Inc. , Class H ....... 1,034,000 825,088
Huatai Securities Co. Ltd. , Class A ............. 388,900 1,095,874
Huatai Securities Co. Ltd. , Class H
(b)
............ 312,000 647,411
Huaxia Bank Co. Ltd. , Class A ................ 361,100 364,206

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Hygon Information Technology Co. Ltd. , Class A .... 48,664 $ 2,137,432
Iflytek Co. Ltd. , Class A ..................... 74,200 522,843
Industrial & Commercial Bank of China Ltd. , Class A . 1,424,940 1,552,331
Industrial & Commercial Bank of China Ltd. , Class H . 20,659,285 18,612,988
Industrial Bank Co. Ltd. , Class A ............... 443,942 1,165,216
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 217,699 876,119
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 328,300 873,278
Innovent Biologics, Inc.
(a) (b)
................... 446,500 5,213,974
J&T Global Express Ltd.
(a)
................... 826,400 1,033,989
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 186,224 297,571
JD Health International, Inc.
(a) (b)
............... 357,600 2,113,376
JD Logistics, Inc.
(a) (b)
....................... 595,300 1,159,401
JD.com, Inc. , Class A ...................... 759,058 11,499,821
Jiangsu Expressway Co. Ltd. , Class H .......... 218,000 295,862
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 37,000 572,826
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 155,956 1,235,684
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 51,900 374,454
Jiangxi Copper Co. Ltd. , Class H .............. 353,000 1,677,620
Kanzhun Ltd. , ADR ....................... 120,907 1,634,663
KE Holdings, Inc. , Class A ................... 660,786 3,669,098
Kingdee International Software Group Co. Ltd.
(a)
.... 896,000 991,274
Kingsoft Corp. Ltd. ........................ 318,800 941,750
Kuaishou Technology , Class B
(b)
............... 810,500 4,511,915
Kunlun Energy Co. Ltd. ..................... 946,000 910,379
Kweichow Moutai Co. Ltd. , Class A ............. 24,100 4,885,407
Laopu Gold Co. Ltd. , Class H
(c)
................ 8,500 606,889
Legend Biotech Corp. , Class A , ADR
(a)
........... 23,312 548,298
Lenovo Group Ltd. ........................ 2,288,000 3,440,516
Lens Technology Co. Ltd. , Class A ............. 153,725 585,896
Li Auto, Inc. , Class A
(a)
..................... 406,806 3,579,984
Li Ning Co. Ltd. .......................... 598,500 1,558,176
Longfor Group Holdings Ltd.
(b) (c)
............... 496,500 514,090
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 250,096 605,471
Luxshare Precision Industry Co. Ltd. , Class A ...... 153,988 1,529,479
Luzhou Laojiao Co. Ltd. , Class A .............. 43,400 636,639
Mango Excellent Media Co. Ltd. , Class A ......... 94,900 270,993
Meitu, Inc.
(a) (b)
........................... 1,156,500 622,701
Meituan , Class B
(a) (b)
....................... 1,583,060 17,032,434
Midea Group Co. Ltd. , Class A ................ 92,300 1,097,995
Midea Group Co. Ltd. , Class H ................ 114,500 1,323,122
MINISO Group Holding Ltd. .................. 155,432 573,520
MMG Ltd.
(a)
............................. 1,348,000 1,454,338
Montage Technology Co. Ltd. , Class A ........... 39,028 1,002,595
Muyuan Foods Co. Ltd. , Class A ............... 151,458 993,650
NARI Technology Co. Ltd. , Class A ............. 276,444 1,053,978
NAURA Technology Group Co. Ltd. , Class A ....... 16,680 1,320,059
NetEase Cloud Music, Inc.
(a) (b)
................ 27,700 409,068
NetEase, Inc. ........................... 547,985 12,827,878
New China Life Insurance Co. Ltd. , Class A ....... 97,500 923,852
New China Life Insurance Co. Ltd. , Class H ....... 226,100 1,484,854
New Hope Liuhe Co. Ltd. , Class A ............. 410,507 525,552
New Oriental Education & Technology Group, Inc. ... 419,910 2,291,239
Ningbo Deye Technology Co. Ltd. , Class A ........ 25,113 556,133
Ningbo Tuopu Group Co. Ltd. , Class A .......... 54,400 485,288
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 261,800 1,176,543
NIO, Inc. , Class A
(a)
....................... 603,548 3,894,410
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 666,000 4,027,741
OmniVision Integrated Circuits Group, Inc. ........ 37,585 543,869
Orient Overseas International Ltd. ............. 38,500 672,137
Orient Securities Co.
Ltd./China
, Class A ......... 592,960 816,952
PDD Holdings, Inc. , ADR
(a)
.................. 214,615 21,435,746
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 2,587,000 1,770,067
PetroChina Co. Ltd. , Class A ................. 279,100 499,618
Security Shares Value
a
China (continued)
PetroChina Co. Ltd. , Class H ................. 6,758,000 $ 10,424,310
PICC Property & Casualty Co. Ltd. , Class H ....... 1,944,285 3,512,084
Ping An Bank Co. Ltd. , Class A ................ 584,500 984,138
Ping An Insurance Group Co of China Ltd. , Class A .. 250,306 2,183,057
Ping An Insurance Group Co of China Ltd. , Class H .. 2,062,500 16,764,202
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 175,300 158,005
Pony AI, Inc. , Class A
(a)
..................... 55,000 539,222
Pop Mart International Group Ltd.
(b) (c)
............ 164,600 3,350,238
Postal Savings Bank of China Co. Ltd. , Class A ..... 909,400 674,936
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 2,564,000 1,648,709
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 245,500 1,423,618
Remegen Co. Ltd. , Class H
(a) (b)
................ 59,500 771,364
Rongsheng Petrochemical Co. Ltd. , Class A ....... 335,050 686,379
SAIC Motor Corp. Ltd. , Class A ............... 240,200 486,573
Sany Heavy Industry Co. Ltd. , Class A ........... 282,227 843,362
SenseTime Group, Inc. , Class B
(a) (b)
............ 8,660,000 2,213,300
Seres Group Co. Ltd. , Class A ................ 35,100 458,172
SF Holding Co. Ltd. , Class A ................. 134,000 729,458
Shaanxi Coal Industry Co. Ltd. , Class A .......... 243,900 932,686
Shandong Gold Mining Co. Ltd. , Class A ......... 123,200 625,306
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 257,750 944,163
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 122,300 449,197
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 597,200 262,288
Shanghai Pudong Development Bank Co. Ltd. , Class A 727,500 987,522
Shanghai United Imaging Healthcare Co. Ltd. , Class A 34,180 550,132
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 38,380 805,481
Shengyi Technology Co. Ltd. , Class A ........... 75,800 859,573
Shennan Circuits Co. Ltd. , Class A ............. 18,900 875,676
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 2,314,806 1,611,430
Shenzhen Inovance Technology Co. Ltd. , Class A ... 50,400 508,203
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 30,900 764,884
Shenzhou International Group Holdings Ltd. ....... 235,000 1,432,423
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 17,800 1,076,671
Sino Biopharmaceutical Ltd. ................. 3,399,000 2,365,920
Sinopharm Group Co. Ltd. , Class H ............ 370,400 881,093
Sinotruk Hong Kong Ltd. .................... 196,500 964,876
Smoore International Holdings Ltd.
(b) (c)
........... 525,000 627,566
Sungrow Power Supply Co. Ltd. , Class A ......... 40,820 830,406
Sunny Optical Technology Group Co. Ltd. ........ 200,000 1,646,522
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 42,300 1,166,307
Suzhou TFC Optical Communication Co. Ltd. , Class A 16,200 732,584
TAL Education Group , ADR
(a)
................. 139,527 1,551,540
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 269,525 343,017
Tencent Holdings Ltd. ...................... 1,958,200 118,925,864
Tencent Music Entertainment Group , ADR ........ 193,698 1,776,211
Tingyi Cayman Islands Holding Corp. ........... 414,000 638,778
Tongcheng Travel Holdings Ltd. ............... 368,000 839,952
Tongwei Co. Ltd. , Class A
(a)
.................. 97,900 251,015
Trina Solar Co. Ltd. , Class A
(a)
................ 119,068 303,783
Trip.com Group Ltd.
(a)
...................... 187,160 10,106,446
Tsingtao Brewery Co. Ltd. , Class H ............. 140,000 967,906
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 62,250 853,447
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 17,800 870,184
Vipshop Holdings Ltd. , ADR .................. 110,275 1,586,857
Wanhua Chemical Group Co. Ltd. , Class A ........ 84,431 1,110,496
Want Want China Holdings Ltd. ............... 1,529,000 862,838
Weichai Power Co. Ltd. , Class H .............. 646,000 3,211,193

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Wens Foodstuff Group Co. Ltd. , Class A ......... 238,660 $ 574,499
Wharf Holdings Ltd. (The)
(c)
.................. 261,000 861,725
Wingtech Technology Co. Ltd. , Class A
(a)
......... 56,300 231,752
Wuliangye Yibin Co. Ltd. , Class A .............. 89,200 1,269,377
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 53,100 808,638
WuXi AppTec Co. Ltd. , Class A ................ 86,414 1,400,536
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 86,836 1,525,526
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 1,012,500 4,326,155
WuXi XDC Cayman, Inc.
(a)
................... 117,500 892,205
Xiaomi Corp. , Class B
(a) (b)
................... 5,451,000 20,453,241
Xinyi Solar Holdings Ltd. .................... 1,514,000 557,348
XPeng, Inc. , Class A
(a)
..................... 410,932 3,284,380
XtalPi Holdings Ltd.
(a) (c)
..................... 466,000 572,705
Yadea Group Holdings Ltd.
(b)
................. 254,000 390,121
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 180,000 4,641,106
Yankuang Energy Group Co. Ltd. , Class H ........ 1,038,700 2,179,357
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 105,300 180,879
Yum China Holdings, Inc. ................... 113,607 5,559,159
Yunnan Baiyao Group Co. Ltd. , Class A .......... 110,198 857,341
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 30,700 645,121
Zhaojin Mining Industry Co. Ltd. , Class H ......... 491,000 1,804,083
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 87,900 865,823
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
128,872 786,617
Zhongji Innolight Co. Ltd. , Class A ............. 21,100 2,665,292
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 132,600 605,872
Zijin Mining Group Co. Ltd. , Class A ............ 473,000 2,330,020
Zijin Mining Group Co. Ltd. , Class H ............ 1,732,000 8,043,405
ZTE Corp. , Class A ....................... 57,400 309,567
ZTE Corp. , Class H ....................... 225,600 724,202
ZTO Express Cayman, Inc. .................. 125,929 3,190,896
828,187,920
a
Colombia  —  0 .0%
Grupo Cibest SA ......................... 62,024 1,285,998
Interconexion Electrica SA ESP ............... 138,293 1,069,555
2,355,553
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 42,626 2,455,754
Komercni Banka A.S. ...................... 24,005 1,277,830
Moneta Money Bank A.S.
(b)
.................. 63,542 559,359
4,292,943
a
Denmark  —  1 .0%
AP Moller - Maersk A.S. , Class A .............. 950 2,229,098
AP Moller - Maersk A.S. , Class B , NVS
(c)
......... 1,069 2,532,666
Carlsberg A.S. , Class B .................... 28,807 3,900,865
Coloplast A.S. , Class B ..................... 38,524 2,379,768
Danske Bank A.S. ........................ 200,707 10,318,043
Demant A.S.
(a) (c)
.......................... 24,929 790,588
DSV A.S. .............................. 61,951 15,236,217
Genmab A.S.
(a)
.......................... 18,683 4,946,818
Novo Nordisk A.S. , Class B .................. 973,319 41,401,032
Novonesis Novozymes B ................... 107,416 6,600,255
Orsted A.S.
(a) (b)
.......................... 160,205 4,284,441
Pandora A.S. ........................... 25,203 1,917,922
ROCKWOOL A.S. , Class B
(c)
................. 29,103 847,202
Tryg A.S. .............................. 106,839 2,567,190
Vestas Wind Systems A.S. .................. 308,795 9,495,259
109,447,364
a
Security Shares Value
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 709,118 $ 1,785,685
Eastern Co. SAE ......................... 383,895 285,094
2,070,779
a
Finland  —  0 .6%
Elisa OYJ .............................. 43,668 2,120,864
Fortum OYJ ............................ 136,539 3,439,837
Kesko OYJ , Class B ....................... 87,956 2,163,691
Kone OYJ , Class B ....................... 104,722 6,661,556
Metso OYJ ............................. 197,530 3,412,196
Neste OYJ ............................. 129,667 4,479,055
Nokia OYJ ............................. 1,602,953 20,368,024
Orion OYJ , Class B ....................... 34,550 2,791,237
Sampo OYJ , Class A ...................... 735,779 7,645,652
Stora Enso OYJ , Class R ................... 174,752 1,945,788
UPM-Kymmene OYJ ...................... 157,104 4,707,282
Wartsila OYJ Abp ......................... 154,440 6,486,042
66,221,224
a
France  —  5 .9%
Accor SA .............................. 58,414 2,890,835
Aeroports de Paris SA ..................... 11,171 1,356,423
Air Liquide SA ........................... 175,002 37,649,958
Airbus SE .............................. 179,478 37,001,070
Alstom SA
(a)
............................ 113,660 2,283,917
Amundi SA
(b)
............................ 20,144 1,947,043
ArcelorMittal SA .......................... 131,816 7,652,603
AXA SA ............................... 505,145 24,350,657
Ayvens SA
(b)
............................ 110,785 1,499,171
BioMerieux ............................. 13,680 1,154,386
BNP Paribas SA ......................... 304,142 31,941,433
Bollore SE ............................. 224,374 1,416,819
Bouygues SA ........................... 63,079 3,730,476
Bureau Veritas SA ........................ 109,943 3,369,020
Capgemini SE ........................... 47,927 5,828,705
Carrefour SA ............................ 170,258 3,387,004
Cie de Saint-Gobain SA .................... 132,382 12,128,810
Cie Generale des Etablissements Michelin SCA .... 207,144 7,504,001
Covivio SA ............................. 16,846 1,114,160
Credit Agricole SA ........................ 328,450 6,415,321
Danone SA ............................. 194,152 15,211,425
Dassault Aviation SA ...................... 5,967 2,086,647
Dassault Systemes SE ..................... 208,487 4,697,964
Eiffage SA ............................. 22,079 3,559,760
Engie SA .............................. 564,694 18,613,744
EssilorLuxottica SA ....................... 93,044 19,694,580
Eurofins Scientific SE ...................... 36,050 2,505,920
Euronext N.V.
(b)
.......................... 23,085 3,864,226
Gecina SA ............................. 14,446 1,221,326
Getlink SE ............................. 101,731 2,276,892
Hermes International SCA ................... 9,575 18,317,942
Ipsen SA .............................. 12,844 2,522,583
Kering SA .............................. 23,357 6,425,822
Klepierre SA ............................ 68,527 2,776,454
Legrand SA ............................ 78,572 14,077,228
L'Oreal SA ............................. 72,676 31,300,749
LVMH Moet Hennessy Louis Vuitton SE .......... 75,968 40,582,803
Orange SA ............................. 555,363 11,563,960
Pernod Ricard SA ........................ 63,160 4,695,432
Publicis Groupe SA ....................... 71,806 6,709,358
Renault SA ............................. 62,047 2,179,662
Rexel SA .............................. 27,492 1,162,726
Safran SA .............................. 108,425 34,816,627
Sanofi SA .............................. 331,961 31,063,732
Sartorius Stedim Biotech .................... 8,910 1,646,671

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Schneider Electric SE ...................... 166,027 $ 52,831,242
Societe Generale SA ...................... 213,369 17,176,207
Sodexo SA ............................. 26,146 1,329,877
STMicroelectronics N.V. .................... 206,136 11,229,462
Thales SA .............................. 29,212 8,025,620
TotalEnergies SE ......................... 602,683 56,033,569
Unibail-Rodamco-Westfield .................. 39,100 4,747,031
Veolia Environnement SA ................... 187,300 7,920,760
Vinci SA ............................... 152,815 23,109,026
660,598,839
a
Germany  —  5 .2%
adidas AG ............................. 53,413 9,243,523
Allianz SE , Registered ..................... 115,178 52,605,518
BASF SE .............................. 276,879 17,758,066
Bayer AG , Registered ...................... 298,454 13,381,990
Bayerische Motoren Werke AG ............... 85,672 7,840,115
Beiersdorf AG
(c)
.......................... 29,413 2,438,327
Brenntag SE
(c)
........................... 38,947 2,836,312
Commerzbank AG ........................ 222,642 9,202,657
Continental AG .......................... 36,008 2,724,475
CTS Eventim AG & Co. KGaA
(c)
............... 20,727 1,368,059
Daimler Truck Holding AG ................... 143,683 7,247,068
Delivery Hero SE
(a) (b)
....................... 63,536 1,546,350
Deutsche Bank AG , Registered ............... 542,011 16,839,755
Deutsche Boerse AG ...................... 57,469 17,631,358
Deutsche Lufthansa AG , Registered
(c)
........... 197,655 1,693,595
Deutsche Post AG ........................ 274,080 16,229,430
Deutsche Telekom AG , Registered ............. 1,109,061 35,823,377
E.ON SE .............................. 671,781 14,893,548
Evonik Industries AG ...................... 76,933 1,591,220
Fresenius Medical Care AG
(c)
................. 67,379 3,048,796
Fresenius SE & Co. KGaA ................... 133,754 6,477,647
GEA Group AG .......................... 46,043 3,148,493
Hannover Rueck SE ....................... 17,651 5,333,300
Heidelberg Materials AG .................... 42,106 9,290,398
Henkel AG & Co. KGaA .................... 35,550 2,449,959
Hensoldt AG
(c)
........................... 20,221 1,824,620
HOCHTIEF AG
(c)
......................... 5,130 2,759,062
Infineon Technologies AG ................... 390,997 26,296,599
Knorr-Bremse AG ........................ 23,974 2,796,158
LEG Immobilien SE ....................... 22,434 1,574,164
Mercedes-Benz Group AG ................... 221,013 12,882,871
Merck KGaA ............................ 40,231 5,209,394
MTU Aero Engines AG ..................... 16,688 5,723,255
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 39,381 23,556,602
Nemetschek SE .......................... 19,122 1,387,761
QIAGEN N.V. ........................... 63,693 2,172,666
Rational AG ............................ 1,555 1,137,010
Rheinmetall AG .......................... 13,975 22,287,466
RWE AG .............................. 193,085 14,059,001
SAP SE ............................... 318,288 53,438,347
Scout24 SE
(b)
........................... 24,776 2,062,907
Siemens AG , Registered .................... 231,534 68,802,889
Siemens Energy AG ....................... 236,358 50,089,404
Siemens Healthineers AG
(b)
.................. 103,320 4,236,550
Symrise AG ............................ 42,219 3,734,720
Talanx AG .............................. 20,181 2,630,396
Vonovia SE ............................. 238,916 6,437,160
Zalando SE
(a) (b)
.......................... 71,192 1,758,435
579,500,773
a
Security Shares Value
a
Greece  —  0 .1%
Allwyn AG .............................. 45,323 $ 647,261
Alpha Bank SA .......................... 516,056 2,071,051
Eurobank SA ............................ 772,074 3,359,334
Hellenic Telecommunications Organization SA ..... 34,927 744,826
JUMBO SA ............................. 26,249 715,958
National Bank of Greece SA ................. 263,926 4,182,748
Piraeus Bank SA
(a)
........................ 337,845 3,198,395
Public Power Corp. SA ..................... 57,235 1,215,249
16,134,822
a
Hong Kong  —  1 .2%
AIA Group Ltd. .......................... 3,361,600 36,906,211
BOC Hong Kong Holdings Ltd. ................ 1,204,000 6,925,634
China Renewable Energy Investment Ltd.
(a) (d)
...... 7,401 —
CK Asset Holdings Ltd. ..................... 584,560 3,682,290
CK Hutchison Holdings Ltd. .................. 814,560 6,801,727
CK Infrastructure Holdings Ltd. ................ 258,000 2,171,995
CLP Holdings Ltd. ........................ 527,000 5,067,275
Futu Holdings Ltd. , ADR .................... 18,717 2,891,964
Galaxy Entertainment Group Ltd. .............. 599,000 2,555,552
Henderson Land Development Co. Ltd. .......... 410,617 1,623,048
HKT Trust & HKT Ltd. , Class SS ............... 1,341,000 2,175,304
Hong Kong & China Gas Co. Ltd. .............. 3,617,748 3,349,391
Hong Kong Exchanges & Clearing Ltd. .......... 250,400 13,336,981
Hongkong Land Holdings Ltd. ................ 341,400 2,699,119
Jardine Matheson Holdings Ltd. ............... 49,400 3,367,711
Link REIT .............................. 810,920 4,083,219
MTR Corp. Ltd. .......................... 561,500 2,399,384
Power Assets Holdings Ltd. .................. 468,500 3,871,718
Sands China Ltd. ......................... 814,400 1,708,736
Sino Land Co. Ltd. ........................ 1,140,000 1,828,069
SITC International Holdings Co. Ltd. ............ 417,000 1,745,967
Sun Hung Kai Properties Ltd. ................. 444,500 7,781,896
Swire Pacific Ltd. , Class A ................... 115,500 1,256,292
Techtronic Industries Co. Ltd. ................. 444,000 6,437,865
WH Group Ltd.
(b)
......................... 2,499,500 3,038,013
Wharf Real Estate Investment Co. Ltd. .......... 507,000 1,587,667
Zijin Gold International Co. Ltd.
(a)
.............. 63,900 1,262,250
130,555,278
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC ............... 143,767 1,916,321
OTP Bank Nyrt .......................... 68,068 9,129,886
Richter Gedeon Nyrt ....................... 42,641 1,798,586
12,844,793
a
India  —  3 .9%
ABB India Ltd. ........................... 17,037 1,301,462
Adani Enterprises Ltd. ..................... 51,738 1,319,821
Adani Ports & Special Economic Zone Ltd. ........ 159,721 2,806,435
Adani Power Ltd.
(a)
........................ 907,356 2,135,059
Aditya Birla Capital Ltd.
(a)
................... 266,198 974,290
Alkem Laboratories Ltd. .................... 13,233 755,173
Ambuja Cements Ltd. ...................... 195,496 919,453
APL Apollo Tubes Ltd. ..................... 61,182 1,233,701
Apollo Hospitals Enterprise Ltd. ............... 31,632 2,553,359
Ashok Leyland Ltd. ....................... 1,030,562 1,771,318
Asian Paints Ltd. ......................... 116,803 3,030,855
Astral Ltd. .............................. 40,881 661,667
AU Small Finance Bank Ltd.
(b)
................ 141,036 1,514,973
Aurobindo Pharma Ltd. ..................... 93,999 1,383,245
Avenue Supermarts Ltd.
(a) (b)
.................. 48,593 2,359,036
Axis Bank Ltd. ........................... 681,008 9,134,066
Bajaj Auto Ltd. ........................... 21,045 2,223,504
Bajaj Finance Ltd. ........................ 839,773 8,341,160

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Bajaj Finserv Ltd. ......................... 120,443 $ 2,227,903
Bajaj Holdings & Investment Ltd. .............. 8,398 913,253
Balkrishna Industries Ltd. ................... 26,155 598,378
Bank of Baroda .......................... 328,080 915,353
Bharat Electronics Ltd. ..................... 1,107,500 5,055,970
Bharat Forge Ltd. ......................... 78,343 1,561,710
Bharat Heavy Electricals Ltd. ................. 343,689 1,281,397
Bharat Petroleum Corp. Ltd. ................. 477,201 1,519,492
Bharti Airtel Ltd. .......................... 759,905 15,190,445
Bosch Ltd. ............................. 2,512 955,709
Britannia Industries Ltd. .................... 32,716 1,973,706
BSE Ltd. .............................. 21,498 830,349
Canara Bank ............................ 632,947 903,369
CG Power & Industrial Solutions Ltd. ............ 220,954 1,898,181
Cholamandalam Investment and Finance Co. Ltd. ... 129,653 2,149,290
Cipla Ltd. .............................. 163,418 2,264,708
Coal India Ltd. ........................... 552,809 2,811,605
Colgate-Palmolive India Ltd. ................. 41,063 909,740
Coromandel International Ltd. ................ 36,930 774,833
Cummins India Ltd. ....................... 45,283 2,522,909
Dabur India Ltd. .......................... 166,604 777,383
Divi's Laboratories Ltd. ..................... 36,831 2,534,265
Dixon Technologies India Ltd. ................ 11,565 1,369,544
DLF Ltd. ............................... 244,361 1,521,057
Dr Reddy's Laboratories Ltd. ................. 173,805 2,427,339
Eicher Motors Ltd. ........................ 42,159 3,172,248
Eternal Ltd.
(a)
............................ 767,959 2,015,056
Fortis Healthcare Ltd. ...................... 159,435 1,559,368
FSN E-Commerce Ventures Ltd.
(a)
............. 387,513 1,087,587
GAIL India Ltd. .......................... 743,176 1,285,610
GE Vernova T&D India Ltd. .................. 41,820 1,967,855
GMR Airports Ltd.
(a)
....................... 932,477 952,894
Godrej Consumer Products Ltd. ............... 129,807 1,467,223
Godrej Properties Ltd.
(a)
.................... 48,657 944,849
Grasim Industries Ltd. ...................... 90,347 2,671,734
Havells India Ltd. ......................... 82,361 1,078,654
HCL Technologies Ltd. ..................... 281,041 3,574,544
HDFC Asset Management Co. Ltd.
(b)
............ 58,713 1,684,659
HDFC Bank Ltd. ......................... 3,370,722 27,569,374
HDFC Life Insurance Co. Ltd.
(b)
............... 278,848 1,732,046
Hero MotoCorp Ltd. ....................... 36,774 1,987,153
Hindalco Industries Ltd. .................... 418,509 4,597,984
Hindustan Aeronautics Ltd. .................. 62,426 2,866,158
Hindustan Petroleum Corp. Ltd. ............... 288,371 1,143,065
Hindustan Unilever Ltd. ..................... 242,854 5,773,301
Hitachi Energy India Ltd. .................... 4,545 1,614,457
Hyundai Motor India Ltd. .................... 54,017 1,039,429
ICICI Bank Ltd. .......................... 1,566,765 21,023,374
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 64,258 1,198,735
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 129,307 701,860
IDFC First Bank Ltd. ....................... 1,039,415 766,860
Indian Hotels Co. Ltd. (The) .................. 270,778 1,823,342
Indian Oil Corp. Ltd. ....................... 892,364 1,343,382
Indus Towers Ltd.
(a)
....................... 406,134 1,760,491
IndusInd Bank Ltd.
(a)
....................... 185,344 1,799,599
Info Edge India Ltd. ....................... 123,322 1,270,844
Infosys Ltd. ............................. 1,004,622 12,647,302
InterGlobe Aviation Ltd.
(b)
................... 60,074 2,743,589
ITC Ltd. ............................... 904,244 3,010,717
Jindal Stainless Ltd. ....................... 119,298 969,436
Jindal Steel Ltd. .......................... 121,455 1,571,649
Jio Financial Services Ltd. ................... 880,526 2,295,765
JSW Energy Ltd. ......................... 149,440 887,106
JSW Steel Ltd. .......................... 199,694 2,673,433
Security Shares Value
a
India (continued)
Jubilant Foodworks Ltd. .................... 136,893 $ 692,775
Kalyan Jewellers India Ltd. .................. 135,211 591,905
Kotak Mahindra Bank Ltd. ................... 1,643,318 6,673,969
Larsen & Toubro Ltd. ...................... 200,016 8,496,643
Lodha Developers Ltd.
(b)
.................... 101,494 967,401
LTM Ltd.
(b)
............................. 20,981 951,371
Lupin Ltd. .............................. 72,766 1,778,628
Mahindra & Mahindra Ltd. ................... 285,049 9,348,824
Malco Energy Ltd.
(a)
....................... 430,823 549,345
Mankind Pharma Ltd. ...................... 40,395 961,508
Marico Ltd. ............................. 179,223 1,467,149
Maruti Suzuki India Ltd. .................... 39,133 5,520,913
Max Healthcare Institute Ltd. ................. 242,029 2,546,513
Mphasis Ltd. ............................ 31,303 755,757
MRF Ltd. .............................. 635 870,974
Muthoot Finance Ltd. ...................... 31,957 1,157,987
Nestle India Ltd. ......................... 202,320 3,116,987
NHPC Ltd. ............................. 1,164,683 1,025,108
NMDC Ltd. ............................. 1,015,041 971,562
NTPC Ltd. ............................. 1,301,019 5,493,531
Oberoi Realty Ltd. ........................ 41,232 729,177
Oil & Natural Gas Corp. Ltd. ................. 956,397 3,031,900
Oil India Ltd. ............................ 180,946 939,511
One 97 Communications Ltd.
(a)
................ 124,083 1,442,035
Oracle Financial Services Software Ltd. .......... 6,939 717,068
Page Industries Ltd. ....................... 1,802 701,218
PB Fintech Ltd.
(a)
......................... 112,606 1,987,092
Persistent Systems Ltd. .................... 33,296 1,701,205
Petronet LNG Ltd. ........................ 251,595 736,151
Phoenix Mills Ltd. (The) .................... 63,733 1,188,558
PI Industries Ltd. ......................... 28,068 903,369
Pidilite Industries Ltd. ...................... 100,224 1,458,997
Polycab India Ltd. ........................ 17,413 1,495,559
Power Finance Corp. Ltd. ................... 464,251 2,203,968
Power Grid Corp. of India Ltd. ................ 1,386,489 4,669,007
Prestige Estates Projects Ltd. ................ 53,943 808,152
Punjab National Bank ...................... 707,761 819,911
Rail Vikas Nigam Ltd. ...................... 172,940 545,863
REC Ltd. .............................. 424,217 1,592,806
Reliance Industries Ltd. .................... 1,827,648 27,718,828
Samvardhana Motherson International Ltd. ....... 1,295,620 1,666,338
SBI Cards & Payment Services Ltd. ............ 52,324 356,980
SBI Life Insurance Co. Ltd.
(b)
................. 137,987 2,650,137
Shree Cement Ltd. ........................ 2,311 590,897
Shriram Finance Ltd. ...................... 439,227 4,368,376
Siemens Energy India Ltd. ................... 26,917 934,917
Siemens Ltd.
(a)
.......................... 27,733 1,117,734
Solar Industries India Ltd. ................... 9,323 1,522,922
SRF Ltd. .............................. 42,729 1,140,827
State Bank of India ........................ 552,490 6,249,212
Sun Pharmaceutical Industries Ltd. ............. 292,245 5,598,184
Sundaram Finance Ltd. ..................... 21,400 1,025,790
Supreme Industries Ltd. .................... 19,859 763,077
Suzlon Energy Ltd.
(a)
...................... 3,394,832 2,001,317
Swiggy Ltd.
(a)
........................... 458,887 1,316,778
Talwandi Sabo Power Ltd.
(a)
.................. 430,823 549,345
Tata Communications Ltd. ................... 36,940 617,681
Tata Consultancy Services Ltd. ............... 274,234 7,196,530
Tata Consumer Products Ltd. ................. 186,828 2,253,028
Tata Motors Ltd.
(a)
........................ 627,998 2,743,911
Tata Motors Passenger Vehicles Ltd. ............ 618,279 2,235,533
Tata Power Co. Ltd. (The) ................... 520,798 2,450,862
Tata Steel Ltd. ........................... 2,265,006 5,064,908
Tech Mahindra Ltd. ....................... 157,452 2,461,217

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Titan Co. Ltd. ........................... 104,768 $ 4,863,817
Torrent Pharmaceuticals Ltd. ................. 36,172 1,594,958
Torrent Power Ltd. ........................ 56,308 1,036,184
Trent Ltd. .............................. 55,034 2,416,136
Tube Investments of India Ltd. ................ 36,268 1,129,337
TVS Motor Co. Ltd. ....................... 73,830 2,734,064
UltraTech Cement Ltd. ..................... 34,785 4,268,071
Union Bank of India Ltd. .................... 493,365 867,750
United Spirits Ltd. ........................ 93,714 1,312,875
UPL Ltd. ............................... 160,734 1,093,579
Varun Beverages Ltd. ...................... 441,536 2,405,045
Vedanta Aluminium Metal Ltd.
(a)
............... 430,823 549,345
Vedanta Iron and Steel Ltd.
(a)
................. 430,823 549,345
Vedanta Ltd. ............................ 430,823 1,237,228
Vishal Mega Mart Ltd.
(a)
..................... 586,433 759,596
Vodafone Idea Ltd.
(a)
....................... 8,614,755 932,318
Voltas Ltd. ............................. 67,864 1,027,667
WAAREE Energies Ltd. .................... 32,784 1,083,420
Wipro Ltd. .............................. 780,185 1,662,391
Yes Bank Ltd.
(a)
.......................... 4,592,023 970,390
Zydus Lifesciences Ltd. .................... 81,221 767,709
430,046,148
a
Indonesia  —  0 .2%
Amman Mineral Internasional PT
(a)
............. 4,482,800 1,320,756
Astra International Tbk PT ................... 5,845,900 2,025,247
Bank Central Asia Tbk PT ................... 16,766,300 5,684,448
Bank Mandiri Persero Tbk PT ................ 11,566,568 2,943,129
Bank Negara Indonesia Persero Tbk PT ......... 4,765,700 1,026,813
Bank Rakyat Indonesia Persero Tbk PT .......... 20,851,716 3,607,233
Barito Pacific Tbk PT
(a)
..................... 6,730,288 713,465
Barito Renewables Energy Tbk PT
(a)
............ 2,235,300 579,828
Bumi Resources Minerals Tbk PT
(a)
............. 19,252,600 896,567
Chandra Asri Pacific Tbk PT ................. 2,489,948 762,376
Charoen Pokphand Indonesia Tbk PT ........... 2,670,500 618,643
Dian Swastatika Sentosa Tbk PT
(a)
............. 6,975,400 650,795
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 273,384,200 852,845
Petrindo Jaya Kreasi Tbk PT ................. 5,925,200 410,759
Sumber Alfaria Trijaya Tbk PT ................ 6,526,600 499,471
Telkom Indonesia Persero Tbk PT ............. 14,871,200 2,432,674
United Tractors Tbk PT ..................... 421,345 707,110
25,732,159
a
Ireland  —  0 .3%
AIB Group PLC .......................... 576,786 6,648,351
Bank of Ireland Group PLC .................. 296,146 5,833,303
Kerry Group PLC , Class A ................... 45,988 3,897,404
Kingspan Group PLC ...................... 48,769 4,512,285
Ryanair Holdings PLC ..................... 258,196 6,774,328
27,665,671
a
Israel  —  0 .7%
Azrieli Group Ltd. ......................... 15,568 2,483,096
Bank Hapoalim BM ....................... 306,812 8,231,775
Bank Leumi Le-Israel BM ................... 451,535 11,430,448
Check Point Software Technologies Ltd.
(a)
........ 26,186 2,945,139
Cyberark Software Ltd.
(a)
.................... 12,487 561,915
Elbit Systems Ltd. ........................ 8,638 7,186,360
ICL Group Ltd. ........................... 222,936 1,193,749
Israel Discount Bank Ltd. , Class A ............. 374,408 4,165,234
Mizrahi Tefahot Bank Ltd. ................... 47,240 3,714,635
Monday.com Ltd.
(a) (c)
....................... 12,931 851,765
Nice Ltd.
(a) (c)
............................ 19,174 1,959,916
Nova Ltd.
(a)
............................. 9,537 4,762,172
Phoenix Financial Ltd. ..................... 69,455 4,179,012
Security Shares Value
a
Israel (continued)
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 352,727 $ 12,370,136
Tower Semiconductor Ltd.
(a)
.................. 34,998 7,293,258
73,328,610
a
Italy  —  1 .9%
Banca Mediolanum SpA .................... 69,398 1,521,092
Banca Monte dei Paschi di Siena SpA ........... 594,944 6,341,931
Banco BPM SpA ......................... 355,984 5,187,054
BPER Banca SpA ........................ 450,485 6,649,959
Buzzi SpA .............................. 23,691 1,297,171
Davide Campari-Milano N.V. ................. 190,821 1,415,808
Enel SpA .............................. 2,417,082 28,221,085
Eni SpA ............................... 609,693 17,239,925
Ferrari N.V. ............................. 38,060 13,170,695
FinecoBank Banca Fineco SpA ............... 186,037 4,618,484
Generali ............................... 254,697 11,413,474
Intesa Sanpaolo SpA ...................... 4,257,939 28,929,414
Italgas SpA ............................. 234,965 2,838,333
Leonardo SpA ........................... 122,228 7,632,620
Moncler SpA ............................ 72,209 4,359,375
Poste Italiane SpA
(b)
....................... 141,150 3,746,675
Prysmian SpA ........................... 86,628 13,176,907
Recordati Industria Chimica e Farmaceutica SpA ... 31,882 1,861,516
Snam SpA ............................. 643,318 5,072,832
Stellantis N.V.
(a)
.......................... 604,934 4,438,991
Telecom Italia SpA
(a)
....................... 3,568,091 2,815,865
Tenaris SA ............................. 113,062 3,609,091
Terna - Rete Elettrica Nazionale ............... 424,105 5,101,246
UniCredit SpA ........................... 423,086 32,697,087
Unipol Assicurazioni SpA .................... 120,815 3,156,727
216,513,357
a
Japan  —  13 .6%
Advantest Corp. .......................... 233,000 43,505,418
Aeon Co. Ltd. ........................... 709,100 6,839,392
AGC, Inc. .............................. 59,500 2,133,903
Aisin Corp. ............................. 133,000 2,109,036
Ajinomoto Co., Inc. ........................ 271,900 8,738,974
ANA Holdings, Inc. ........................ 31,500 523,473
Asahi Group Holdings Ltd. ................... 474,300 4,669,781
Asahi Kasei Corp. ........................ 369,400 3,634,839
Asics Corp. ............................. 204,100 5,795,952
Astellas Pharma, Inc. ...................... 565,400 8,012,703
Bandai Namco Holdings, Inc. ................. 171,300 3,932,242
Bridgestone Corp. ........................ 351,900 7,312,850
Canon, Inc. ............................. 255,700 6,578,279
Capcom Co. Ltd. ......................... 100,600 2,124,029
Central Japan Railway Co. .................. 232,000 5,565,788
Chiba Bank Ltd. (The) ...................... 174,600 2,410,039
Chubu Electric Power Co., Inc. ................ 188,800 3,247,147
Chugai Pharmaceutical Co. Ltd. ............... 199,000 10,612,543
Dai Nippon Printing Co. Ltd. ................. 109,700 2,077,842
Daifuku Co. Ltd. .......................... 93,200 4,074,858
Daiichi Life Group, Inc. ..................... 1,107,300 10,138,084
Daiichi Sankyo Co. Ltd. ..................... 558,000 9,064,199
Daikin Industries Ltd. ...................... 78,100 11,035,154
Daito Trust Construction Co. Ltd. .............. 79,900 1,797,192
Daiwa House Industry Co. Ltd. ................ 160,500 4,897,009
Daiwa Securities Group, Inc. ................. 424,700 3,997,644
Denso Corp. ............................ 527,600 6,303,792
Disco Corp. ............................. 27,800 13,226,749
East Japan Railway Co. .................... 273,800 5,976,755
Ebara Corp. ............................ 134,000 4,583,860
Eisai Co. Ltd. ........................... 76,000 2,274,865
ENEOS Holdings, Inc. ..................... 871,600 7,320,118

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
FANUC Corp. ........................... 273,200 $ 12,068,082
Fast Retailing Co. Ltd. ..................... 57,300 26,973,700
Fuji Electric Co. Ltd. ....................... 39,100 3,286,152
FUJIFILM Holdings Corp. ................... 349,000 6,422,866
Fujikura Ltd. ............................ 468,800 18,087,703
Fujitsu Ltd. ............................. 547,700 10,993,075
Hankyu Hanshin Holdings, Inc. ................ 72,600 2,095,154
Hikari Tsushin, Inc. ........................ 4,800 1,165,612
Hitachi Ltd. ............................. 1,430,800 45,497,073
Honda Motor Co. Ltd. ...................... 1,163,300 9,439,521
Hoya Corp. ............................. 100,800 18,823,768
Hulic Co. Ltd. ........................... 113,100 1,275,595
Ibiden Co. Ltd. ........................... 72,500 6,200,934
Idemitsu Kosan Co. Ltd. .................... 243,060 2,079,702
IHI Corp. .............................. 327,100 5,974,665
Inpex Corp. ............................. 261,400 6,814,745
Isuzu Motors Ltd. ......................... 162,100 2,233,497
ITOCHU Corp. .......................... 1,885,100 23,362,230
Japan Airlines Co. Ltd. ..................... 26,200 412,018
Japan Exchange Group, Inc. ................. 325,200 3,873,692
Japan Post Bank Co. Ltd. ................... 565,800 9,709,281
Japan Post Holdings Co. Ltd. ................. 548,400 6,359,824
Japan Post Insurance Co. Ltd. ................ 139,700 1,362,160
Japan Tobacco, Inc. ....................... 363,500 13,542,094
JFE Holdings, Inc. ........................ 158,600 1,741,800
JX Advanced Metals Corp. .................. 167,900 5,208,983
Kajima Corp. ............................ 119,000 4,651,003
Kansai Electric Power Co., Inc. (The) ........... 270,100 4,327,044
Kao Corp. .............................. 121,600 4,531,407
Kawasaki Heavy Industries Ltd. ............... 219,300 4,508,459
Kawasaki Kisen Kaisha Ltd. .................. 103,800 1,699,004
KDDI Corp. ............................. 914,600 14,966,996
Keyence Corp. .......................... 57,600 26,419,157
Kikkoman Corp. .......................... 181,700 1,650,804
Kioxia Holdings Corp.
(a)
..................... 57,800 13,985,205
Kirin Holdings Co. Ltd. ..................... 209,000 3,295,732
Komatsu Ltd. ........................... 279,200 11,954,785
Konami Group Corp. ...................... 26,000 3,121,902
Kubota Corp. ........................... 273,100 4,458,205
Kyocera Corp. ........................... 416,100 7,230,143
Kyowa Kirin Co. Ltd. ....................... 58,100 875,329
Lasertec Corp. .......................... 24,200 6,688,355
LY Corp. ............................... 867,300 2,281,196
M3, Inc. ............................... 118,800 1,144,335
Makita Corp. ............................ 68,100 2,528,755
Marubeni Corp. .......................... 435,500 16,950,127
MatsukiyoCocokara & Co. ................... 92,000 1,343,375
MINEBEA MITSUMI, Inc. ................... 105,300 2,105,269
Mitsubishi Chemical Group Corp. .............. 415,900 2,438,190
Mitsubishi Corp. .......................... 1,016,200 32,545,448
Mitsubishi Electric Corp. .................... 582,300 23,368,267
Mitsubishi Estate Co. Ltd. ................... 336,600 9,592,502
Mitsubishi HC Capital, Inc. ................... 235,400 2,138,163
Mitsubishi Heavy Industries Ltd. ............... 1,012,200 30,209,997
Mitsubishi UFJ Financial Group, Inc. ............ 3,526,900 63,353,123
Mitsui & Co. Ltd. ......................... 783,100 29,402,200
Mitsui Fudosan Co. Ltd. .................... 826,900 9,056,228
Mitsui OSK Lines Ltd. ...................... 97,800 3,694,310
Mizuho Financial Group, Inc. ................. 784,960 33,755,384
MonotaRO Co. Ltd. ....................... 77,600 922,717
MS&AD Insurance Group Holdings, Inc. ......... 404,600 10,403,911
Murata Manufacturing Co. Ltd. ................ 512,400 16,993,348
NEC Corp. ............................. 391,700 10,419,224
Nexon Co. Ltd. .......................... 105,400 1,779,413
Security Shares Value
a
Japan (continued)
NIDEC CORP.
(a)
.......................... 248,100 $ 3,821,672
Nintendo Co. Ltd. ......................... 343,200 16,788,963
Nippon Building Fund, Inc. ................... 2,275 1,905,097
Nippon Paint Holdings Co. Ltd. ................ 263,600 1,662,532
Nippon Sanso Holdings Corp. ................ 52,600 1,854,437
Nippon Steel Corp. ........................ 1,496,930 5,510,946
Nippon Yusen KK ......................... 111,200 3,996,382
Nissan Motor Co. Ltd.
(a)
..................... 712,300 1,629,754
Nitori Holdings Co. Ltd. ..................... 112,800 1,630,723
Nitto Denko Corp. ........................ 194,000 3,689,930
Nomura Holdings, Inc. ..................... 979,600 7,846,425
Nomura Research Institute Ltd. ............... 104,900 2,831,224
NTT, Inc. .............................. 9,561,600 9,313,578
Obayashi Corp. .......................... 184,300 4,333,016
Obic Co. Ltd. ............................ 90,200 2,396,898
Olympus Corp. .......................... 346,300 3,406,039
Oracle Corp. Japan ....................... 8,900 491,403
Oriental Land Co. Ltd. ..................... 339,400 4,722,065
ORIX Corp. ............................. 355,300 11,958,151
Osaka Gas Co. Ltd. ....................... 99,600 3,578,968
Otsuka Corp. ........................... 69,300 1,283,038
Otsuka Holdings Co. Ltd. ................... 123,700 9,015,523
Pan Pacific International Holdings Corp. ......... 586,200 3,315,577
Panasonic Holdings Corp. ................... 731,200 14,957,285
Rakuten Group, Inc.
(a)
...................... 442,200 2,152,991
Recruit Holdings Co. Ltd. ................... 431,300 19,979,957
Renesas Electronics Corp. .................. 555,500 11,233,679
Resona Holdings, Inc. ..................... 662,600 8,287,577
Ryohin Keikaku Co. Ltd. .................... 154,400 3,567,212
Sanrio Co. Ltd. .......................... 263,800 1,537,323
SBI Holdings, Inc. ........................ 164,800 3,325,336
SCREEN Holdings Co. Ltd. .................. 45,100 2,990,176
Secom Co. Ltd. .......................... 112,000 4,106,416
Seibu Holdings, Inc. ....................... 57,000 1,341,352
Sekisui Chemical Co. Ltd. ................... 105,000 1,609,006
Sekisui House Ltd. ........................ 174,800 3,806,090
Seven & i Holdings Co. Ltd. .................. 654,500 7,821,976
Shimadzu Corp. .......................... 57,100 1,327,316
Shimano, Inc. ........................... 19,300 2,024,857
Shimizu Corp. ........................... 151,400 2,925,062
Shin-Etsu Chemical Co. Ltd. ................. 510,800 23,518,342
Shionogi & Co. Ltd. ....................... 227,100 4,588,087
Shiseido Co. Ltd. ......................... 112,200 2,291,674
SMC Corp. ............................. 16,600 8,162,909
SoftBank Corp. .......................... 9,401,400 13,232,176
SoftBank Group Corp. ..................... 1,160,300 39,634,462
Sompo Holdings, Inc. ...................... 256,300 9,538,308
Sony Financial Group, Inc. .................. 1,996,400 1,791,104
Sony Group Corp. ........................ 1,933,200 38,732,296
Subaru Corp. ........................... 166,600 2,481,541
Sumitomo Corp. ......................... 343,100 12,757,203
Sumitomo Electric Industries Ltd. .............. 215,800 14,207,024
Sumitomo Metal Mining Co. Ltd. ............... 75,800 4,660,403
Sumitomo Mitsui Financial Group, Inc. ........... 1,154,300 40,757,237
Sumitomo Mitsui Trust Group, Inc. ............. 179,400 5,997,940
Sumitomo Realty & Development Co. Ltd. ........ 176,200 5,462,128
Suntory Beverage & Food Ltd. ................ 30,800 887,605
Suzuki Motor Corp. ....................... 489,400 5,473,171
Sysmex Corp. ........................... 153,600 1,356,356
T&D Holdings, Inc. ........................ 125,200 3,033,347
Taisei Corp. ............................ 40,600 4,402,694
Takeda Pharmaceutical Co. Ltd. ............... 492,113 16,452,707
TDK Corp. ............................. 591,500 10,815,222
Terumo Corp. ........................... 413,400 5,260,106

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
TIS, Inc. ............................... 50,900 $ 1,109,367
Toho Co. Ltd. ........................... 141,400 1,315,506
Tokio Marine Holdings, Inc. .................. 566,200 25,930,132
Tokyo Electron Ltd. ....................... 134,600 39,664,282
Tokyo Gas Co. Ltd. ....................... 91,600 3,890,239
Tokyu Corp. ............................ 152,400 1,620,324
TOPPAN Holdings, Inc. ..................... 67,300 2,000,395
Toray Industries, Inc. ...................... 422,400 3,032,726
Toyota Motor Corp. ....................... 2,952,300 56,670,603
Toyota Tsusho Corp. ....................... 197,800 7,764,795
Tsuruha Holdings, Inc. ..................... 78,500 1,031,925
Unicharm Corp. .......................... 346,600 2,019,315
West Japan Railway Co. .................... 115,200 2,085,302
Yamaha Motor Co. Ltd. ..................... 268,400 1,885,235
Yokogawa Electric Corp. .................... 66,600 2,318,860
Yokohama Financial Group, Inc. ............... 333,500 3,165,782
Zensho Holdings Co. Ltd. ................... 25,300 1,394,409
ZOZO, Inc. ............................. 124,000 834,825
1,513,511,463
a
Kuwait  —  0 .2%
Boubyan Bank KSCP ...................... 646,218 1,428,253
Gulf Bank KSCP ......................... 436,789 482,234
Kuwait Finance House KSCP ................. 3,554,946 9,133,032
Mabanee Co. KPSC ....................... 143,068 467,588
Mobile Telecommunications Co. KSCP .......... 694,333 1,287,056
National Bank of Kuwait SAKP ................ 2,520,664 7,049,662
Warba Bank KSCP ........................ 637,671 604,323
20,452,148
a
Malaysia  —  0 .3%
AMMB Holdings Bhd ...................... 625,500 968,608
Axiata Group Bhd ........................ 561,100 332,012
CELCOMDIGI BHD ....................... 1,209,600 913,710
CIMB Group Holdings Bhd .................. 2,432,100 4,696,894
Gamuda Bhd ........................... 1,330,200 1,484,332
Hong Leong Bank Bhd ..................... 234,300 1,313,236
IHH Healthcare Bhd ....................... 744,100 1,653,012
IOI Corp. Bhd ........................... 1,059,900 1,152,906
Kuala Lumpur Kepong Bhd .................. 113,700 607,507
Malayan Banking Bhd ...................... 1,822,700 5,090,124
Maxis Bhd ............................. 1,025,000 902,143
MISC Bhd .............................. 168,200 354,484
MR DIY Group M Bhd
(b)
..................... 832,300 349,979
Nestle Malaysia Bhd ....................... 19,200 524,054
Petronas Chemicals Group Bhd ............... 815,300 1,215,303
Petronas Dagangan Bhd .................... 61,800 314,018
Petronas Gas Bhd ........................ 368,600 1,653,897
Press Metal Aluminium Holdings Bhd ........... 1,279,100 2,779,462
Public Bank Bhd ......................... 3,577,700 4,218,772
QL Resources Bhd ........................ 499,100 477,548
RHB Bank Bhd .......................... 647,895 1,327,928
SD Guthrie Bhd .......................... 398,500 622,107
Sunway Bhd ............................ 717,300 971,391
Telekom Malaysia Bhd ..................... 131,500 247,974
Tenaga Nasional Bhd ...................... 838,200 3,071,999
YTL Corp. Bhd .......................... 741,900 382,095
YTL Power International Bhd ................. 832,840 802,390
38,427,885
a
Mexico  —  0 .6%
America Movil SAB de CV , Series B ............ 5,368,474 7,132,970
Arca Continental SAB de CV ................. 151,600 1,821,352
Cemex SAB de CV, CPO , NVS ............... 4,728,444 5,806,172
Coca-Cola Femsa SAB de CV ................ 151,400 1,533,718
Security Shares Value
a
Mexico (continued)
Fibra Uno Administracion SA de CV ............ 971,400 $ 1,667,704
Fomento Economico Mexicano SAB de CV ....... 496,800 5,871,389
Gruma SAB de CV , Class B .................. 52,765 915,719
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 96,592 1,281,903
Grupo Aeroportuario del Pacifico SAB de CV , Class B 119,990 3,010,036
Grupo Aeroportuario del Sureste SAB de CV , Class B 56,295 1,715,550
Grupo Bimbo SAB de CV , Series A ............. 409,200 1,393,320
Grupo Carso SAB de CV , Series A1 ............ 163,800 1,245,343
Grupo Comercial Chedraui SA de CV
(c)
.......... 81,200 475,481
Grupo Financiero Banorte SAB de CV , Class O .... 756,700 8,216,553
Grupo Financiero Inbursa SAB de CV , Series O .... 530,700 1,306,357
Grupo Mexico SAB de CV , Series B ............ 940,521 10,294,394
Industrias Penoles SAB de CV
(a)
............... 62,955 3,173,969
Kimberly-Clark de Mexico SAB de CV , Class A ..... 585,400 1,323,714
Prologis Property Mexico SA de CV ............ 310,910 1,422,620
Promotora y Operadora de Infraestructura SAB de CV 55,073 872,038
Sigma Foods SAB de CV ................... 735,928 697,233
Wal-Mart de Mexico SAB de CV ............... 1,507,000 4,750,865
65,928,400
a
Netherlands  —  3 .1%
ABN AMRO Bank N.V., CVA ................. 177,219 6,170,201
Adyen N.V.
(a) (b)
........................... 7,588 8,562,719
Aegon Ltd. ............................. 388,411 3,218,606
AerCap Holdings N.V. ...................... 52,357 7,445,689
Akzo Nobel N.V. ......................... 53,339 3,130,824
ASM International N.V. ..................... 14,338 14,026,515
ASML Holding N.V. ....................... 118,216 170,886,619
ASR Nederland N.V. ....................... 47,592 3,615,061
BE Semiconductor Industries N.V. ............. 22,730 6,648,855
Coca-Cola Europacific Partners PLC ............ 61,058 5,774,255
CSG N.V.
(a)
............................. 61,134 1,324,009
CVC Capital Partners PLC
(b)
................. 67,005 1,019,809
DSM-Firmenich AG ....................... 50,940 3,804,646
EXOR N.V. ............................. 25,634 2,010,818
Heineken Holding N.V. ..................... 38,250 2,718,083
Heineken N.V. ........................... 85,921 6,688,929
ING Groep N.V. .......................... 898,246 25,996,476
InPost SA
(a)
............................. 82,245 1,475,169
Koninklijke Ahold Delhaize N.V. ............... 268,670 12,619,285
Koninklijke KPN N.V. ...................... 1,185,746 6,340,828
Koninklijke Philips N.V. ..................... 230,006 6,067,045
Magnum Ice Cream Co. N.V. (The)
(a) (c)
........... 147,558 2,154,377
NN Group N.V. .......................... 82,270 7,201,406
Prosus N.V.
(a)
........................... 395,894 19,166,402
Randstad N.V.
(c)
.......................... 32,267 956,116
Universal Music Group N.V. .................. 327,667 6,870,389
Wolters Kluwer N.V. ....................... 70,597 5,509,772
X5 Retail Group N.V. , GDR
(a) (d)
................ 16,185 2
341,402,905
a
New Zealand  —  0 .1%
Auckland International Airport Ltd. ............. 497,126 2,422,837
Contact Energy Ltd. ....................... 303,558 1,703,606
Fisher & Paykel Healthcare Corp. Ltd. ........... 172,917 3,726,408
Infratil Ltd. ............................. 302,423 2,227,803
Meridian Energy Ltd. ...................... 458,480 1,538,412
11,619,066
a
Norway  —  0 .4%
Aker BP ASA ............................ 91,883 3,591,917
DNB Bank ASA .......................... 265,867 8,051,340
Equinor ASA ............................ 230,030 9,361,583
Gjensidige Forsikring ASA ................... 62,879 1,766,338

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Norway (continued)
Kongsberg Gruppen ASA ................... 136,174 $ 4,556,428
Mowi ASA .............................. 142,683 3,165,743
Norsk Hydro ASA ......................... 432,054 4,768,370
Orkla ASA .............................. 220,932 2,724,978
Salmar ASA ............................ 22,928 1,383,396
Telenor ASA ............................ 190,688 3,138,787
Yara International ASA ..................... 50,584 2,944,844
45,453,724
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 59,639 1,943,635
Credicorp Ltd. ........................... 20,474 6,637,057
Southern Copper Corp. ..................... 27,835 4,778,991
13,359,683
a
Philippines  —  0 .1%
Ayala Corp. ............................. 65,540 498,520
Ayala Land, Inc. .......................... 2,345,020 576,003
Bank of the Philippine Islands ................ 540,993 787,619
BDO Unibank, Inc. ........................ 739,376 1,382,599
International Container Terminal Services, Inc. ..... 359,770 4,155,131
Jollibee Foods Corp. ...................... 197,790 511,568
Manila Electric Co. ........................ 62,440 662,235
Metropolitan Bank & Trust Co. ................ 586,148 638,827
PLDT, Inc. ............................. 28,570 582,861
SM Investments Corp. ..................... 63,665 627,588
SM Prime Holdings, Inc. .................... 3,362,900 1,039,367
11,462,318
a
Poland  —  0 .3%
Allegro.eu SA
(a) (b)
......................... 249,458 2,054,271
Bank Millennium SA
(a)
...................... 194,412 958,823
Bank Polska Kasa Opieki SA ................. 53,828 3,369,550
Budimex SA ............................ 3,366 611,949
CD Projekt SA ........................... 18,130 1,381,318
Dino Polska SA
(a) (b)
........................ 154,023 1,362,276
Erste Bank Polska SA ...................... 11,749 2,002,115
KGHM Polska Miedz SA
(a)
................... 45,613 3,831,489
LPP SA ............................... 323 1,952,992
mBank SA
(a)
............................ 4,291 1,356,133
ORLEN SA ............................. 172,501 6,339,853
PGE Polska Grupa Energetyczna SA
(a)
.......... 201,520 592,084
Powszechna Kasa Oszczednosci Bank Polski SA ... 265,964 6,967,088
Powszechny Zaklad Ubezpieczen SA ........... 181,042 3,185,049
Zabka Group SA
(a)
........................ 124,547 794,740
36,759,730
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 2,537,796 2,712,602
Banco Espirito Santo SA
(a) (d)
.................. 4 —
EDP Renovaveis SA ....................... 107,658 1,800,125
EDP SA ............................... 963,947 5,257,637
Galp Energia SGPS SA .................... 129,839 3,036,927
Jeronimo Martins SGPS SA .................. 85,331 2,049,042
14,856,333
a
Qatar  —  0 .2%
Al Rayan Bank .......................... 1,770,015 1,051,686
Commercial Bank PSQC (The) ................ 1,013,469 1,197,388
Dukhan Bank ........................... 428,663 408,132
Industries Qatar QSC ...................... 482,141 1,581,224
Mesaieed Petrochemical Holding Co. ........... 1,216,376 395,917
Nebras Energy .......................... 218,999 880,504
Ooredoo QPSC .......................... 373,984 1,406,129
Qatar Fuel QSC .......................... 91,366 359,321
Qatar Gas Transport Co. Ltd. ................. 855,853 1,005,297
Security Shares Value
a
Qatar (continued)
Qatar International Islamic Bank QSC ........... 261,103 $ 810,449
Qatar Islamic Bank QPSC ................... 511,737 3,120,630
Qatar National Bank QPSC .................. 1,354,904 6,451,481
18,668,158
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 504,040 67
Mobile TeleSystems PJSC
(a) (d)
................ 193,438 26
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 287,200 38
Ozon Holdings PLC , ADR
(a) (d)
................. 8,288 1
PhosAgro PJSC , GDR
(a) (d)
................... 187 2
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 51,980 1
Rosneft Oil Co. PJSC
(a) (d)
.................... 165,180 22
Sberbank of Russia PJSC
(a) (d)
................. 1,882,550 251
Severstal PAO
(a) (d)
........................ 30,098 4
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 20,990 3
United Co. RUSAL International PJSC
(a) (d)
........ 563,790 75
VK IPJSC , GDR
(a) (d)
....................... 21,979 3
VTB Bank PJSC
(a) (d)
....................... 98,760 —
493
a
Saudi Arabia  —  0 .8%
ACWA Power Co.
(a)
....................... 47,070 2,116,734
Ades Holding Co. ......................... 81,336 427,350
Al Rajhi Bank ........................... 884,038 16,207,892
Alinma Bank ............................ 448,252 2,912,315
Almarai Co. JSC ......................... 138,998 1,537,446
Arab National Bank ....................... 253,974 1,462,171
Arabian Internet & Communications Services Co. ... 3,379 200,564
Bank AlBilad ............................ 254,856 1,708,013
Bank Al-Jazira ........................... 245,958 771,400
Banque Saudi Fransi ...................... 398,534 2,055,432
Bupa Arabia for Cooperative Insurance Co. ....... 27,031 1,318,418
Co. for Cooperative Insurance (The) ............ 26,198 911,922
Dar Al Arkan Real Estate Development Co.
(a)
...... 207,297 981,206
Dr Sulaiman Al Habib Medical Services Group Co. .. 26,200 1,696,360
Elm Co. ............................... 7,300 1,143,173
Etihad Etisalat Co. ........................ 115,669 2,008,337
Jabal Omar Development Co.
(a)
............... 183,964 778,236
Jarir Marketing Co. ........................ 248,598 997,574
Makkah Construction & Development Co. ........ 30,534 653,353
Mouwasat Medical Services Co. ............... 30,089 546,650
Riyad Bank ............................. 590,163 3,265,133
SABIC Agri-Nutrients Co. ................... 66,789 2,597,086
SAL Saudi Logistics Services ................. 10,000 440,111
Saudi Arabian Mining Co.
(a)
.................. 410,866 7,205,214
Saudi Arabian Oil Co.
(b)
..................... 1,786,992 13,254,505
Saudi Awwal Bank ........................ 313,596 2,852,543
Saudi Basic Industries Corp. ................. 278,048 4,544,024
Saudi Energy Co. ........................ 324,356 1,538,335
Saudi Investment Bank (The) ................. 146,380 517,140
Saudi National Bank (The) ................... 878,943 9,205,407
Saudi Tadawul Group Holding Co. ............. 18,840 666,472
Saudi Telecom Co. ........................ 590,200 6,859,890
Yanbu National Petrochemical Co. ............. 91,150 894,088
94,274,494
a
Singapore  —  1 .0%
CapitaLand Ascendas REIT .................. 1,290,009 2,535,469
CapitaLand Integrated Commercial Trust ......... 1,792,969 3,339,434
CapitaLand Investment Ltd. .................. 808,700 1,773,576
DBS Group Holdings Ltd. ................... 625,190 28,827,928
Grab Holdings Ltd. , Class A
(a)
................. 795,571 3,039,081
Keppel Ltd. ............................. 486,600 4,165,012

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Singapore (continued)
Keppel REIT ............................ 54,067 $ 38,066
Oversea-Chinese Banking Corp. Ltd. ........... 1,031,175 17,790,449
Sea Ltd. , Class A , ADR
(a)
.................... 125,395 10,643,528
Sembcorp Industries Ltd. ................... 293,200 1,538,696
Singapore Airlines Ltd. ..................... 494,850 2,450,857
Singapore Exchange Ltd. ................... 255,900 4,375,568
Singapore Technologies Engineering Ltd. ......... 516,200 4,374,525
Singapore Telecommunications Ltd. ............ 2,369,900 8,583,299
United Overseas Bank Ltd. .................. 380,900 10,847,674
Wilmar International Ltd. .................... 609,800 1,739,377
Yangzijiang Shipbuilding Holdings Ltd. ........... 826,000 2,817,043
108,879,582
a
South Africa  —  1 .0%
Absa Group Ltd. ......................... 255,082 3,576,533
Anglogold Ashanti PLC ..................... 153,831 14,295,383
Bid Corp. Ltd. ........................... 110,095 2,694,031
Bidvest Group Ltd. ........................ 105,810 1,486,902
Capitec Bank Holdings Ltd. .................. 27,313 7,091,903
Clicks Group Ltd. ......................... 86,709 1,376,552
Discovery Ltd. ........................... 163,652 2,538,853
FirstRand Ltd. ........................... 1,489,720 7,898,613
Gold Fields Ltd. .......................... 274,225 11,616,784
Harmony Gold Mining Co. Ltd. ................ 178,396 2,812,258
Impala Platinum Holdings Ltd. ................ 280,304 3,929,033
MTN Group Ltd. .......................... 510,178 6,401,153
Naspers Ltd. , Class N ...................... 237,496 12,860,384
Nedbank Group Ltd. ....................... 141,324 2,256,440
NEPI Rockcastle N.V.
(a)
..................... 180,800 1,530,410
Northam Platinum Holdings Ltd. ............... 115,457 2,226,161
OUTsurance Group Ltd. .................... 192,445 817,610
Pepkor Holdings Ltd.
(b)
..................... 750,213 991,127
Reinet Investments SCA .................... 41,048 1,416,911
Remgro Ltd. ............................ 157,608 1,854,726
Sanlam Ltd. ............................ 509,537 2,624,323
Sasol Ltd.
(a)
............................. 176,651 2,455,370
Shoprite Holdings Ltd. ..................... 146,998 2,477,632
Sibanye Stillwater Ltd.
(c)
.................... 861,330 2,575,013
Standard Bank Group Ltd. ................... 400,063 7,709,759
Valterra Platinum Ltd. ...................... 81,351 6,552,250
Vodacom Group Ltd. ...................... 172,758 1,465,552
115,531,666
a
South Korea  —  5 .8%
Alteogen, Inc. ........................... 12,970 3,275,115
Amorepacific Corp.
(c)
...................... 9,810 899,411
APR Corp.
(c)
............................ 7,386 2,113,914
Celltrion, Inc. ............................ 47,562 6,478,553
DB Insurance Co. Ltd. ..................... 14,853 1,690,175
Doosan Co. Ltd. ......................... 2,078 2,294,190
Doosan Enerbility Co. Ltd.
(a)
.................. 140,964 12,285,394
Ecopro BM Co. Ltd. ....................... 16,123 2,270,228
Ecopro Co. Ltd.
(a)
......................... 32,711 3,423,733
Hana Financial Group, Inc. .................. 88,268 7,668,860
Hanjin Kal Corp. ......................... 5,042 386,667
Hankook Tire & Technology Co. Ltd. ............ 25,885 1,041,640
Hanmi Semiconductor Co. Ltd. ................ 14,380 3,643,164
Hanwha Aerospace Co. Ltd. ................. 10,180 9,725,634
Hanwha Ocean Co. Ltd.
(a)
................... 35,678 3,192,190
Hanwha Systems Co. Ltd. ................... 24,299 1,921,705
HD Hyundai Co. Ltd. ...................... 14,044 2,981,761
HD Hyundai Electric Co. Ltd. ................. 7,326 6,299,763
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 11,259 5,243,272
HD Hyundai Marine Solution Co. Ltd. ........... 4,745 857,925
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 13,398 4,195,285
Security Shares Value
a
South Korea (continued)
HLB, Inc.
(a)
............................. 39,002 $ 1,615,281
HMM Co. Ltd. ........................... 72,453 1,009,935
HYBE Co. Ltd.
(a)
......................... 6,685 1,197,840
Hyosung Heavy Industries Corp. .............. 1,663 4,479,806
Hyundai Engineering & Construction Co. Ltd. ...... 23,610 2,614,812
Hyundai Glovis Co. Ltd. .................... 11,726 1,810,537
Hyundai Mobis Co. Ltd. ..................... 18,541 5,362,408
Hyundai Motor Co. ........................ 40,425 14,652,436
Hyundai Rotem Co. Ltd. .................... 24,706 4,521,081
Industrial Bank of Korea .................... 92,379 1,416,064
Kakao Corp. ............................ 98,263 3,163,386
KakaoBank Corp. ........................ 56,187 928,825
KB Financial Group, Inc. .................... 106,283 11,638,531
Kia Corp. .............................. 64,920 6,695,960
Korea Aerospace Industries Ltd. ............... 23,825 2,729,554
Korea Electric Power Corp. .................. 62,676 1,877,889
Korea Investment Holdings Co. Ltd. ............ 13,809 2,269,143
Korean Air Lines Co. Ltd. ................... 52,451 877,899
Krafton, Inc.
(a)
........................... 9,707 1,745,282
KT&G Corp. ............................ 29,697 3,569,967
LG Chem Ltd. ........................... 15,236 4,126,564
LG Corp. .............................. 29,151 1,967,363
LG Display Co. Ltd.
(a) (c)
..................... 95,351 796,129
LG Electronics, Inc. ....................... 33,436 3,220,322
LG Energy Solution Ltd.
(a)
................... 15,042 4,722,184
LG Uplus Corp. .......................... 39,381 422,272
LIG Defense&Aerospace Co. Ltd. .............. 4,147 2,631,019
LS Electric Co. Ltd. ....................... 21,730 4,173,156
Meritz Financial Group, Inc.
(a) (c)
................ 25,283 1,913,421
Mirae Asset Securities Co. Ltd. ................ 53,357 2,370,010
NAVER Corp. ........................... 44,912 6,451,257
NH Investment & Securities Co. Ltd. ............ 31,163 714,536
POSCO Future M Co. Ltd. ................... 11,618 1,996,559
POSCO Holdings, Inc. ..................... 22,267 7,023,033
Posco International Corp. ................... 18,071 1,063,645
Samsung Biologics Co. Ltd.
(a) (b)
............... 3,478 3,467,702
Samsung C&T Corp. ...................... 27,246 5,566,479
Samsung Electro-Mechanics Co. Ltd. ........... 17,876 10,255,195
Samsung Electronics Co. Ltd. ................ 1,438,421 216,608,345
Samsung Episholdings Co. Ltd.
(a)
.............. 2,078 767,533
Samsung Fire & Marine Insurance Co. Ltd. ....... 9,361 2,909,534
Samsung Heavy Industries Co. Ltd.
(a)
........... 223,910 4,931,975
Samsung Life Insurance Co. Ltd. .............. 25,671 4,366,103
Samsung SDI Co. Ltd.
(a)
.................... 18,994 8,995,691
Samsung SDS Co. Ltd. ..................... 13,777 1,559,421
Samyang Foods Co. Ltd.
(c)
.................. 1,101 999,629
Shinhan Financial Group Co. Ltd. .............. 123,222 8,367,845
SK Biopharmaceuticals Co. Ltd.
(a) (c)
............. 11,486 784,298
SK hynix, Inc. ........................... 165,842 147,892,588
SK Innovation Co. Ltd.
(a)
.................... 19,934 1,978,988
SK Square Co. Ltd.
(a)
...................... 26,952 15,686,083
SK Telecom Co. Ltd. ....................... 31,436 2,037,118
SK, Inc. ............................... 11,792 3,432,595
S-Oil Corp. ............................. 15,476 1,408,499
Woori Financial Group, Inc. .................. 209,623 4,780,273
Yuhan Corp. ............................ 18,084 1,128,097
647,580,676
a
Spain  —  2 .3%
Acciona SA ............................. 7,528 2,191,269
ACS Actividades de Construccion y Servicios SA ... 55,588 8,012,156
Aena SME SA
(b)
.......................... 225,416 6,156,698
Amadeus IT Group SA ..................... 135,151 7,798,523
Banco Bilbao Vizcaya Argentaria SA ............ 1,733,614 38,282,357
Banco de Sabadell SA ..................... 1,581,185 6,130,251

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Spain (continued)
Banco Santander SA ...................... 4,495,527 $ 54,855,845
Bankinter SA ............................ 206,176 3,430,990
CaixaBank SA ........................... 1,190,217 15,149,489
Cellnex Telecom SA
(b)
...................... 149,056 5,017,614
Endesa SA ............................. 87,864 3,938,212
Ferrovial N.V. ........................... 159,420 10,947,609
Grifols SA .............................. 89,377 942,397
Iberdrola SA ............................ 1,938,890 45,455,747
Indra Sistemas SA
(c)
....................... 24,261 1,395,356
Industria de Diseno Textil SA ................. 325,914 19,506,159
International Consolidated Airlines Group SA , Class DI 383,368 1,933,980
Mapfre SA ............................. 285,429 1,397,268
Naturgy Energy Group SA ................... 74,079 2,328,328
Redeia Corp. SA ......................... 64,486 1,127,691
Repsol SA ............................. 345,780 9,288,051
Telefonica SA ........................... 1,077,068 4,860,289
250,146,279
a
Sweden  —  2 .3%
AddTech AB , Class B ...................... 78,999 2,901,316
Alfa Laval AB ........................... 86,922 5,230,900
Assa Abloy AB , Class B .................... 306,584 11,799,712
Atlas Copco AB , Class A .................... 795,530 15,288,202
Atlas Copco AB , Class B .................... 488,236 8,324,970
Beijer Ref AB ........................... 127,007 1,799,390
Boliden AB ............................. 87,229 4,585,225
Epiroc AB , Class A ........................ 196,170 5,663,309
Epiroc AB , Class B ........................ 118,069 2,942,014
EQT AB ............................... 149,607 4,881,758
Essity AB , Class B ........................ 178,940 4,738,656
Evolution AB
(b)
........................... 40,054 2,822,833
Fastighets AB Balder , Class B
(a)
............... 241,590 1,445,231
H & M Hennes & Mauritz AB , Class B ........... 148,399 2,663,420
Hexagon AB , Class B ...................... 634,442 6,931,241
Holmen AB , Class B ....................... 23,531 809,450
Industrivarden AB , Class A .................. 40,027 2,126,465
Industrivarden AB , Class C .................. 45,206 2,378,545
Indutrade AB ............................ 86,083 1,859,722
Investment AB Latour , Class B ................ 50,690 1,163,678
Investor AB , Class B ....................... 549,057 22,283,787
L E Lundbergforetagen AB , Class B ............ 22,470 1,302,462
Lifco AB , Class B ......................... 71,778 2,258,511
Nibe Industrier AB , Class B .................. 478,033 2,173,067
Nordea Bank Abp ........................ 927,023 17,432,562
Saab AB , Class B ........................ 99,447 6,036,752
Sagax AB , Class B ........................ 65,757 1,308,623
Sandvik AB ............................. 325,137 13,677,577
Securitas AB , Class B ...................... 145,175 2,436,465
Skandinaviska Enskilda Banken AB , Class A ...... 452,731 8,960,529
Skanska AB , Class B ...................... 100,028 2,701,488
SKF AB , Class B ......................... 101,464 2,554,734
Spotify Technology SA
(a)
.................... 47,436 21,182,546
Svenska Cellulosa AB SCA , Class B ............ 185,148 2,121,538
Svenska Handelsbanken AB , Class A ........... 432,095 6,140,040
Swedbank AB , Class A ..................... 256,948 9,082,912
Swedish Orphan Biovitrum AB
(a)
............... 61,481 2,884,264
Tele2 AB , Class B ........................ 169,078 3,469,370
Telefonaktiebolaget LM Ericsson , Class B ........ 860,650 10,266,692
Telia Co. AB ............................ 733,048 3,831,675
Trelleborg AB , Class B ..................... 62,097 2,549,642
Volvo AB , Class B ........................ 477,583 16,646,984
251,658,257
a
Security Shares Value
a
Switzerland  —  5 .5%
ABB Ltd. , Registered ...................... 485,366 $ 49,089,754
Alcon AG .............................. 158,617 11,841,123
Avolta AG
(a)
............................. 32,067 1,772,136
Banque Cantonale Vaudoise , Registered ......... 11,376 1,792,568
Barry Callebaut AG , Registered
(c)
.............. 1,035 1,551,319
Belimo Holding AG , Registered ............... 2,853 2,612,660
BKW AG .............................. 6,946 1,388,464
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 235 2,879,791
Chocoladefabriken Lindt & Spruengli AG , Registered . 25 3,228,387
Cie Financiere Richemont SA , Class A, Registered .. 164,215 31,515,694
EMS-Chemie Holding AG , Registered ........... 2,271 1,935,855
Galderma Group AG ....................... 49,604 10,406,589
Geberit AG , Registered ..................... 10,693 7,225,908
Givaudan SA , Registered ................... 2,640 9,414,394
Helvetia Baloise Holding AG ................. 25,703 7,047,352
Holcim AG
(a)
............................ 160,639 14,927,595
Julius Baer Group Ltd. ..................... 65,293 5,366,882
Kuehne + Nagel International AG , Registered ...... 15,002 3,523,472
Logitech International SA , Registered ........... 49,232 4,859,813
Lonza Group AG , Registered ................. 22,170 13,630,580
Nestle SA , Registered ..................... 785,152 79,488,509
Novartis AG , Registered .................... 575,748 85,089,607
Partners Group Holding AG .................. 7,121 7,741,969
Roche Holding AG , Bearer .................. 10,056 4,206,039
Roche Holding AG , NVS .................... 214,017 87,211,893
Sandoz Group AG ........................ 123,882 9,937,002
Schindler Holding AG , Participation Certificates , NVS 12,734 4,452,042
Schindler Holding AG , Registered .............. 6,709 2,246,448
SGS SA , Registered ....................... 48,598 5,265,595
Sika AG , Registered ....................... 48,242 8,899,019
Sonova Holding AG , Registered ............... 16,218 3,555,117
Straumann Holding AG , Registered ............. 35,860 3,891,842
Swatch Group AG (The) , Bearer ............... 8,864 2,057,587
Swiss Life Holding AG , Registered ............. 8,950 10,508,217
Swiss Prime Site AG , Registered .............. 26,129 4,528,043
Swiss Re AG ............................ 93,834 15,115,593
Swisscom AG , Registered ................... 8,113 6,862,200
UBS Group AG , Registered .................. 969,888 42,919,287
VAT Group AG
(b)
......................... 8,335 6,261,672
Zurich Insurance Group AG .................. 44,386 30,946,807
607,194,824
a
Taiwan  —  8 .1%
Accton Technology Corp. ................... 152,000 11,131,954
Advantech Co. Ltd. ....................... 145,360 1,662,256
Airtac International Group ................... 37,928 1,770,855
Alchip Technologies Ltd. .................... 25,000 3,343,873
ASE Technology Holding Co. Ltd. .............. 1,010,762 15,843,340
Asia Cement Corp. ........................ 564,440 625,891
Asia Vital Components Co. Ltd. ............... 102,000 9,338,435
ASPEED Technology, Inc. ................... 9,000 4,838,151
Asustek Computer, Inc. ..................... 214,000 3,964,993
Bizlink Holding, Inc. ....................... 53,000 4,759,036
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 331,000 1,098,136
Catcher Technology Co. Ltd. ................. 136,000 895,790
Cathay Financial Holding Co. Ltd. .............. 2,896,019 7,069,510
Chailease Holding Co. Ltd. .................. 368,770 1,351,526
Chang Hwa Commercial Bank Ltd. ............. 2,572,853 1,719,839
China Airlines Ltd. ........................ 541,000 306,616
China Steel Corp. ........................ 3,548,288 2,106,850
Chroma ATE, Inc. ......................... 117,000 7,994,647
Chunghwa Telecom Co. Ltd. ................. 1,073,000 4,607,147
Compal Electronics, Inc. .................... 1,246,000 1,151,880
CTBC Financial Holding Co. Ltd. .............. 5,101,036 8,437,232

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Delta Electronics, Inc. ...................... 591,000 $ 41,444,139
E Ink Holdings, Inc. ....................... 231,000 1,016,462
E.Sun Financial Holding Co. Ltd. .............. 4,419,435 4,442,519
Elite Material Co. Ltd. ...................... 93,000 13,857,430
eMemory Technology, Inc. ................... 21,000 2,659,499
Eva Airways Corp. ........................ 784,000 830,301
Evergreen Marine Corp. Taiwan Ltd. ............ 291,200 1,862,853
Far Eastern New Century Corp. ............... 841,000 686,529
Far EasTone Telecommunications Co. Ltd. ........ 537,000 1,601,529
First Financial Holding Co. Ltd. ................ 3,536,940 3,230,512
Formosa Chemicals & Fibre Corp. ............. 984,340 1,638,122
Formosa Plastics Corp. ..................... 1,169,960 1,910,456
Fortune Electric Co. Ltd. .................... 47,200 1,344,089
Fubon Financial Holding Co. Ltd. .............. 2,473,397 7,049,403
Gigabyte Technology Co. Ltd. ................ 146,000 1,271,331
Global Unichip Corp. ...................... 29,000 4,009,610
Globalwafers Co. Ltd. ...................... 74,000 1,390,515
Gold Circuit Electronics Ltd. .................. 97,000 4,390,795
Hon Hai Precision Industry Co. Ltd. ............. 3,965,377 28,015,463
Hon Precision, Inc. ........................ 25,000 3,923,452
Hotai Motor Co. Ltd. ....................... 93,080 1,405,224
Hua Nan Financial Holdings Co. Ltd. ............ 2,641,960 2,672,437
Innolux Corp. ........................... 2,353,892 1,798,519
International Games System Co. Ltd. ........... 67,000 1,592,529
Inventec Corp. ........................... 822,000 1,204,256
Jentech Precision Industrial Co. Ltd. ............ 26,000 4,526,493
KGI Financial Holding Co. Ltd. ................ 4,969,382 3,386,873
King Slide Works Co. Ltd. ................... 18,000 2,283,631
King Yuan Electronics Co. Ltd. ................ 328,000 3,206,988
Largan Precision Co. Ltd. ................... 28,000 2,248,339
Lite-On Technology Corp. ................... 594,000 3,184,955
Lotes Co. Ltd. ........................... 25,000 2,104,217
MediaTek, Inc. ........................... 463,000 38,651,987
Mega Financial Holding Co. Ltd. ............... 3,639,937 4,506,658
Nan Ya Plastics Corp. ...................... 1,559,840 4,477,340
Novatek Microelectronics Corp. ............... 217,000 2,818,583
Pegatron Corp. .......................... 530,000 1,386,609
PharmaEssentia Corp. ..................... 91,144 1,901,440
President Chain Store Corp. ................. 133,000 940,093
Quanta Computer, Inc. ..................... 802,000 7,996,634
Realtek Semiconductor Corp. ................ 176,000 3,004,745
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,195,784 1,473,761
SinoPac Financial Holdings Co. Ltd. ............ 4,018,015 3,937,097
Taiwan Business Bank ..................... 2,841,605 1,471,168
Taiwan Cooperative Financial Holding Co. Ltd. ..... 3,588,307 2,603,349
Taiwan High Speed Rail Corp. ................ 518,000 433,240
Taiwan Mobile Co. Ltd. ..................... 428,000 1,506,162
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 7,488,000 519,830,802
TCC Group Holdings Co. Ltd. ................ 1,948,553 1,511,819
Teco Electric and Machinery Co. Ltd. ............ 346,000 696,350
TS Financial Holding Co. Ltd. ................. 7,273,944 5,486,847
Unimicron Technology Corp. ................. 394,217 11,197,080
Uni-President Enterprises Corp. ............... 1,324,972 2,902,172
United Microelectronics Corp. ................ 3,505,000 8,804,057
Vanguard International Semiconductor Corp. ...... 366,466 1,703,055
Wan Hai Lines Ltd. ........................ 163,435 384,802
Wistron Corp. ........................... 892,000 3,928,493
Wiwynn Corp. ........................... 34,000 5,104,776
Yageo Corp. ............................ 478,052 4,874,068
Yang Ming Marine Transport Corp. ............. 474,000 738,501
Yuanta Financial Holding Co. Ltd. .............. 3,377,763 5,596,155
Zhen Ding Technology Holding Ltd. ............. 271,000 3,656,403
903,731,673
a
Security Shares Value
a
Thailand  —  0 .3%
Advanced Info Service PCL , NVDR ............. 323,400 $ 3,377,726
Airports of Thailand PCL , NVDR ............... 1,335,500 2,110,944
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 3,351,600 1,882,254
Bumrungrad Hospital PCL , NVDR ............. 180,800 1,001,840
Central Pattana PCL , NVDR ................. 732,400 1,400,444
Charoen Pokphand Foods PCL , NVDR .......... 1,479,800 876,145
CP ALL PCL , NVDR
(c)
...................... 1,477,900 1,976,314
Delta Electronics Thailand PCL , NVDR .......... 954,000 9,345,426
Gulf Development PCL , Class R , NVDR ......... 1,385,306 2,455,254
Kasikornbank PCL , NVDR ................... 169,200 1,006,973
Krung Thai Bank PCL , NVDR ................ 1,081,500 1,094,854
Minor International PCL , NVDR ............... 1,281,720 815,774
PTT Exploration & Production PCL , NVDR
(c)
....... 408,999 1,941,867
PTT PCL , NVDR ......................... 2,934,700 3,173,500
SCB X PCL , NVDR
(c)
...................... 257,300 1,034,963
Siam Cement PCL (The) , NVDR
(c)
.............. 234,400 1,732,000
True Corp. PCL , NVDR ..................... 3,297,196 1,385,738
36,612,016
a
Turkey  —  0 .2%
Akbank TAS ............................ 996,013 1,612,468
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 439,979 4,100,980
BIM Birlesik Magazalar A.S. .................. 136,939 2,249,612
Eregli Demir ve Celik Fabrikalari TAS ........... 938,582 730,007
Ford Otomotiv Sanayi A.S. .................. 294,920 639,288
Haci Omer Sabanci Holding A.S. .............. 400,587 847,518
KOC Holding A.S. ........................ 253,597 1,135,491
Turk Hava Yollari AO ...................... 176,188 1,198,980
Turkcell Iletisim Hizmetleri A.S. ................ 431,515 1,072,620
Turkiye Is Bankasi A.S. , Class C ............... 2,890,982 917,730
Turkiye Petrol Rafinerileri A.S. ................ 302,819 1,821,642
Yapi ve Kredi Bankasi A.S.
(a)
................. 1,109,244 909,112
17,235,448
a
United Arab Emirates  —  0 .4%
Abu Dhabi Commercial Bank PJSC ............ 945,902 3,553,796
Abu Dhabi Islamic Bank PJSC ................ 446,509 2,666,286
Abu Dhabi National Oil Co. for Distribution PJSC ... 1,049,042 1,048,157
ADNOC Drilling Co. PJSC ................... 1,000,172 1,541,198
Adnoc Gas PLC .......................... 1,899,637 1,742,881
ADNOC Logistics & Services ................. 573,058 915,807
Air Arabia PJSC .......................... 840,634 1,132,835
Aldar Properties PJSC ..................... 1,240,895 2,609,731
Dubai Electricity & Water Authority PJSC ......... 1,866,568 1,346,657
Dubai Islamic Bank PJSC ................... 927,340 1,802,621
Emaar Development PJSC .................. 303,988 1,206,650
Emaar Properties PJSC .................... 1,998,202 6,434,207
Emirates NBD Bank PJSC ................... 598,202 4,722,947
Emirates Telecommunications Group Co. PJSC .... 1,027,675 5,203,984
First Abu Dhabi Bank PJSC .................. 1,344,255 6,426,484
NMC Health PLC
(a) (d)
....................... 14,180 —
Salik Co. PJSC .......................... 739,234 1,127,034
43,481,275
a
United Kingdom  —  8 .8%
3i Group PLC ........................... 295,674 10,282,870
Admiral Group PLC ....................... 75,110 3,452,516
Airtel Africa PLC
(b)
........................ 275,280 1,329,499
Anglo American PLC ...................... 335,452 16,599,817
Antofagasta PLC ......................... 116,035 5,627,430
Associated British Foods PLC ................ 99,906 2,487,809
AstraZeneca PLC ........................ 470,972 89,353,849
Autotrader Group PLC
(b)
.................... 272,576 1,833,598
Aviva PLC ............................. 921,064 7,811,780
BAE Systems PLC ........................ 909,028 25,283,293

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Barclays PLC ........................... 4,259,812 $ 25,038,799
Barratt Redrow PLC ....................... 403,114 1,372,906
BP PLC ............................... 4,759,194 37,672,978
British American Tobacco PLC ................ 657,935 38,748,951
BT Group PLC .......................... 1,822,967 5,359,222
Bunzl PLC ............................. 101,007 3,329,799
Centrica PLC ........................... 1,214,154 3,548,839
Coca-Cola HBC AG , Class DI
(a)
............... 68,254 3,981,181
Compass Group PLC ...................... 508,458 14,367,501
Diageo PLC ............................ 667,745 13,501,388
Endeavour Mining PLC ..................... 57,976 3,499,241
Entain PLC ............................. 183,170 1,351,973
Experian PLC ........................... 273,478 10,006,293
Fresnillo PLC ........................... 69,564 3,071,721
Glencore PLC
(a)
.......................... 3,049,212 23,697,956
GSK PLC .............................. 1,231,105 32,276,458
Haleon PLC ............................ 2,698,733 12,462,397
Halma PLC ............................. 114,547 6,893,169
HSBC Holdings PLC ...................... 5,215,690 95,967,740
Imperial Brands PLC ...................... 236,401 8,981,496
Informa PLC ............................ 393,922 4,259,125
InterContinental Hotels Group PLC ............. 43,471 6,215,531
Intertek Group PLC ....................... 47,070 3,032,160
J Sainsbury PLC ......................... 524,118 2,344,980
JD Sports Fashion PLC .................... 749,567 688,107
Kingfisher PLC .......................... 537,710 2,114,440
Land Securities Group PLC .................. 220,098 1,770,971
Legal & General Group PLC ................. 1,654,182 5,676,701
Lloyds Banking Group PLC .................. 17,882,128 24,307,226
London Stock Exchange Group PLC ............ 141,157 18,316,062
M&G PLC .............................. 703,202 2,890,127
Marks & Spencer Group PLC ................. 623,963 2,802,739
Melrose Industries PLC ..................... 401,514 2,634,843
National Grid PLC ........................ 1,493,295 26,730,840
NatWest Group PLC ....................... 2,422,614 19,322,460
Next PLC .............................. 35,064 6,188,392
Pearson PLC ........................... 179,993 2,656,150
Prudential PLC .......................... 789,367 11,895,397
Reckitt Benckiser Group PLC ................. 196,120 12,478,834
RELX PLC ............................. 555,940 20,273,092
Rentokil Initial PLC ........................ 748,140 5,043,777
Rio Tinto PLC ........................... 339,664 34,216,562
Rolls-Royce Holdings PLC .................. 2,545,917 40,967,768
Sage Group PLC (The) ..................... 303,274 3,617,039
Schroders PLC .......................... 246,500 1,940,937
Segro PLC ............................. 389,584 3,690,133
Severn Trent PLC ........................ 86,752 3,856,454
Shell PLC .............................. 1,737,698 79,007,516
Smith & Nephew PLC ...................... 248,785 3,849,653
Smiths Group PLC ........................ 101,480 3,503,661
Spirax Group PLC ........................ 21,505 2,098,823
SSE PLC .............................. 368,140 13,181,017
Standard Chartered PLC .................... 594,407 15,136,470
Standard Life PLC ........................ 211,361 2,174,501
Sunbelt Rentals Holdings, Inc. ................ 128,630 9,668,343
Tesco PLC ............................. 1,975,232 12,956,522
Unilever PLC ........................... 658,273 38,387,270
United Utilities Group PLC ................... 211,133 4,187,230
Vodafone Group PLC ...................... 5,887,916 9,368,532
Whitbread PLC .......................... 54,448 1,655,107
Wise PLC , Class A
(a)
....................... 201,509 2,881,847
977,179,808
a
Security Shares Value
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (c)
................ 65,022 $ 8,987,991
a
Total Common Stocks — 98.6%
(Cost: $ 8,062,547,621 ) ............................... 10,975,722,363
a
Preferred Stocks
Brazil  —  0 .4%
Axia Energia SA , Class B, Preference Shares , NVS .. 114,244 1,583,838
Axia Energia SA , Class C, Preference Shares
(a)
.... 111,622 1,351,375
Banco Bradesco SA , Preference Shares , NVS ..... 1,631,850 6,366,845
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 577,790 1,463,203
Gerdau SA , Preference Shares , NVS ........... 449,570 2,052,744
Itau Unibanco Holding SA , Preference Shares , NVS . 1,665,632 14,527,777
Itausa SA , Preference Shares , NVS ............ 1,896,008 5,329,866
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 1,384,954 13,727,037
46,402,685
a
Chile  —  0 .0%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 46,307 4,258,828
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 154,505 2,652,304
a
Germany  —  0 .2%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 18,674 1,704,008
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 33,597 1,631,502
Henkel AG & Co. KGaA , Preference Shares , NVS ... 49,012 3,566,504
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 50,640 1,842,594
Sartorius AG , Preference Shares , NVS
(c)
......... 8,224 2,101,037
Volkswagen AG , Preference Shares , NVS ........ 63,545 6,443,985
17,289,630
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 1,841,167 1,700,029
a
South Korea  —  0 .3%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 7,155 1,209,547
Hyundai Motor Co. , Series 2, Preference Shares ,
NVS
(c)
............................... 10,962 1,848,005
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 247,844 26,750,763
29,808,315
a
Total Preferred Stocks — 0.9%
(Cost: $ 67,086,566 ) ................................. 102,111,791
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (d)
................ 47,180 193,225
a
Total Rights — 0.0%
(Cost: $ 191,218 ) ................................... 193,225

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (c) (d)
........................... 3,748 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.5%
(Cost: $ 8,129,825,405 ) ............................... 11,078,027,379
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f) (g) (h)
...................... 59,695,271 59,713,180
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(f) (g)
............................. 11,649,297 11,649,297
a
Total Short-Term Securities — 0.7%
(Cost: $ 71,353,005 ) ................................. 71,362,477
Total Investments —  100.2%
(Cost: $ 8,201,178,410 ) ............................... 11,149,389,856
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (20,614,015)
Net Assets — 100.0% ................................. $ 11,128,775,841
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 42,546,752  $ 17,168,948
(a)
$ —  $ (3,510) $ 990  $ 59,713,180  59,695,271  $ 481,831
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,300,000  3,349,297
(a)
—  —  —  11,649,297  11,649,297  265,736  —
$ —  $ (3,510) $ 990
$ 71,362,477
$ 747,567  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ..................................................................... 216 06/19/26 $ 32,898 $ 1,362,760
MSCI Emerging Markets Index ............................................................. 206 06/19/26 16,832 1,516,440
$ 2,879,200

iShares
®
MSCI ACWI ex U.S. ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,762,024,381  $ 9,213,697,487  $ 495  $ 10,975,722,363
Preferred Stocks ......................................... 53,313,817  48,797,974  —  102,111,791
Rights ................................................ —  —  193,225  193,225
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 71,362,477  —  —  71,362,477
$ 1,886,700,675  $ 9,262,495,461  $ 193,720  $ 11,149,389,856
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,879,200  $ —  $ —  $ 2,879,200
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust